UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Large Cap Stock

Fund

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Stock	13.84%	7.01%	7.29%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Stock Fund on April 30, 1997. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Large Cap Stock Fund

The Dow Jones Industrial AverageSM crossed both the 12,000- and 13,000-point thresholds for the first time ever during the 12-month period ending April 30, 2007. It took the Dow more than seven years to move from 11,000 to 12,000, but less than seven months to jump from 12,000 to 13,000, a rise made considerably noteworthy considering the index lost 416 points in one day in late February when Asian markets plunged and domestic subprime mortgage woes spiked. Despite the turbulence, the Dow gained 17.58% for the one-year period overall. Elsewhere, the Standard & Poor's 500SM Index rose 15.24%, the Russell 2000® Index was up 7.83% and the NASDAQ Composite® Index increased 9.49%. The markets' road to prosperity was paved by strong corporate earnings, modest levels of inflation and muted recession concerns. But there were some red flags for stocks as the period drew to a close: Oil prices trended higher, and U.S. economic growth in the first quarter of 2007 was at its slowest pace in four years.

The fund returned 13.84% for the past 12 months, lagging the S&P 500®. Stock selection played a role in the fund's relative underperformance. I underweighted strong-performing companies such as Microsoft and Cisco Systems, while overweighting such names as General Electric and American International Group (AIG), which underperformed. Stock selection in the energy and consumer discretionary sectors also hurt, as did my overweighting in semiconductors and underweighting in utilities. Large integrated energy companies such as Exxon Mobil outperformed, but I de-emphasized them in favor of faster-growing firms such as oil services company Halliburton and coal producer Peabody Energy, both of which were hurt when the prices of oil and natural gas corrected. Two out-of benchmark semiconductor companies, Marvell Technology and Britain's CSR, also underperformed and held back results. Of these detractors, I did not hold Exxon Mobil, Halliburton, Peabody Energy or CSR at period end. In contrast, my choices in industrials, materials and banks aided performance. Diversified industrial company Honeywell International was the top individual contributor. Another notable contributor was QUALCOMM, the leading developer of operating systems for wireless communications. Other investments that helped included Inverness Medical Innovations, a health care diagnostics company, and Canada's Research In Motion, developer of the BlackBerry messaging technology.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,101.10	$ 4.32
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.68	$ 4.16

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	7.0	7.2
Honeywell International, Inc.	4.3	4.2
American International Group, Inc.	3.2	3.6
Citigroup, Inc.	2.5	0.0
Johnson & Johnson	2.5	2.8
Bank of America Corp.	2.2	2.8
Google, Inc. Class A (sub. vtg.)	2.2	2.4
AT&T, Inc.	2.1	1.9
JPMorgan Chase & Co.	1.7	2.3
Intel Corp.	1.6	1.6
	29.3
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	20.2
Information Technology	18.7	17.1
Industrials	16.9	15.4
Health Care	13.2	15.6
Energy	10.7	10.1
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 99.2%		Stocks 98.4%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	18.2%	** Foreign investments	17.1%

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Distributors - 0.3%
Li & Fung Ltd.	760,000	$ 2,390
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	155,662	7,363
New Oriental Education & Technology Group, Inc. sponsored ADR	53,000	2,319
		9,682
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. (a)	65,700	2,038
Household Durables - 2.3%
D.R. Horton, Inc.	394,899	8,759
KB Home	154,600	6,819
Standard Pacific Corp. (d)	202,720	4,227
Toll Brothers, Inc. (a)	59,400	1,769
		21,574
Media - 0.9%
McGraw-Hill Companies, Inc.	33,200	2,176
Time Warner, Inc.	292,200	6,028
		8,204
Multiline Retail - 0.5%
Target Corp.	83,200	4,940
Specialty Retail - 2.1%
Home Depot, Inc.	259,400	9,823
Staples, Inc.	398,093	9,873
Tweeter Home Entertainment Group, Inc. (a)	37,700	62
		19,758
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	26,502	2,007
Iconix Brand Group, Inc. (a)	43,100	868
		2,875
TOTAL CONSUMER DISCRETIONARY		71,461
CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Coca-Cola Femsa SA de CV sponsored ADR	12,900	502
PepsiCo, Inc.	139,900	9,246
		9,748
Food & Staples Retailing - 1.3%
Tesco PLC	31,200	288
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tesco PLC Sponsored ADR	52,100	$ 1,441
Wal-Mart Stores, Inc.	222,380	10,656
		12,385
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)	16,200	990
Marine Harvest ASA (a)	2,132,000	2,308
Nestle SA (Reg.) (d)	24,504	9,738
		13,036
Personal Products - 0.3%
Bare Escentuals, Inc.	58,500	2,365
TOTAL CONSUMER STAPLES		37,534
ENERGY - 10.7%
Energy Equipment & Services - 3.8%
Diamond Offshore Drilling, Inc.	44,200	3,784
GlobalSantaFe Corp.	40,100	2,564
National Oilwell Varco, Inc. (a)	63,900	5,422
Noble Corp.	23,974	2,019
North American Energy Partners, Inc. (a)	69,700	1,474
Schlumberger Ltd. (NY Shares)	177,400	13,097
Smith International, Inc.	130,500	6,843
		35,203
Oil, Gas & Consumable Fuels - 6.9%
Boardwalk Pipeline Partners, LP	22,400	820
ConocoPhillips	133,290	9,244
EOG Resources, Inc.	73,100	5,368
Forest Oil Corp. (a)	76,700	2,703
Noble Energy, Inc.	15,100	888
NuStar GP Holdings LLC	47,700	1,608
OAO Gazprom sponsored ADR	23,675	930
Occidental Petroleum Corp.	78,200	3,965
Petroplus Holdings AG	23,633	1,957
Quicksilver Resources, Inc. (a)	107,400	4,496
Range Resources Corp.	186,650	6,822
Spectra Energy Corp.	88,400	2,307
Suncor Energy, Inc.	23,400	1,877
Ultra Petroleum Corp. (a)	112,600	6,387
Valero Energy Corp.	168,600	11,841
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Oil Sands, Inc. Class A (a)	37,500	$ 1,218
Williams Partners LP	30,700	1,471
		63,902
TOTAL ENERGY		99,105
FINANCIALS - 21.7%
Capital Markets - 4.2%
Credit Suisse Group sponsored ADR	25,200	1,978
EFG International	23,820	1,075
Investors Financial Services Corp.	191,124	11,827
Julius Baer Holding AG (Bearer)	31,370	2,205
KKR Private Equity Investors, LP	128,500	3,135
KKR Private Equity Investors, LP Restricted Depositary Units (e)	59,500	1,452
Lazard Ltd. Class A	75,300	4,077
State Street Corp.	42,159	2,903
T. Rowe Price Group, Inc.	28,200	1,401
UBS AG (NY Shares)	136,200	8,839
		38,892
Commercial Banks - 3.1%
Commerce Bancorp, Inc.	237,300	7,935
East West Bancorp, Inc.	58,300	2,324
Erste Bank AG	52,674	4,242
HDFC Bank Ltd. sponsored ADR	8,300	603
JSC Halyk Bank of Kazakhstan unit (a)	49,900	1,123
Societe Generale Series A	14,800	3,161
Standard Chartered PLC (United Kingdom)	303,585	9,451
		28,839
Diversified Financial Services - 6.4%
Bank of America Corp.	412,200	20,981
Citigroup, Inc.	436,400	23,400
JPMorgan Chase & Co.	299,219	15,589
		59,970
Insurance - 6.8%
ACE Ltd.	142,000	8,443
AFLAC, Inc.	117,300	6,022
American International Group, Inc.	419,712	29,342
Endurance Specialty Holdings Ltd.	114,429	4,282
Everest Re Group Ltd.	16,900	1,701
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	133,060	$ 4,553
RenaissanceRe Holdings Ltd.	59,200	3,206
The Chubb Corp.	102,400	5,512
		63,061
Thrifts & Mortgage Finance - 1.2%
BankUnited Financial Corp. Class A	39,700	860
Countrywide Financial Corp.	138,600	5,139
Radian Group, Inc.	88,738	5,157
		11,156
TOTAL FINANCIALS		201,918
HEALTH CARE - 13.2%
Biotechnology - 3.3%
Actelion Ltd. (Reg.) (a)	7,726	1,842
Alnylam Pharmaceuticals, Inc. (a)	149,400	2,804
Amgen, Inc. (a)	142,200	9,121
Celgene Corp. (a)	40,000	2,446
Cephalon, Inc. (a)	81,952	6,524
CSL Ltd.	39,659	2,875
Genentech, Inc. (a)	23,600	1,888
Myriad Genetics, Inc. (a)	48,350	1,767
Vertex Pharmaceuticals, Inc. (a)	52,800	1,623
		30,890
Health Care Equipment & Supplies - 2.1%
American Medical Systems Holdings, Inc. (a)	62,200	1,103
Cooper Companies, Inc.	31,800	1,625
Gen-Probe, Inc. (a)	40,800	2,085
Hologic, Inc. (a)	46,585	2,681
Inverness Medical Innovations, Inc. (a)	277,501	11,114
Kyphon, Inc. (a)	14,200	662
NeuroMetrix, Inc. (a)	20,200	204
Phonak Holding AG	5,543	493
		19,967
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.	44,600	2,025
Healthways, Inc. (a)	60,600	2,571
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	49,000	$ 3,099
UnitedHealth Group, Inc.	127,700	6,776
		14,471
Health Care Technology - 0.3%
Cerner Corp. (a)	45,100	2,401
Life Sciences Tools & Services - 0.2%
Luminex Corp. (a)	32,318	448
QIAGEN NV (a)	84,900	1,505
		1,953
Pharmaceuticals - 5.7%
Allergan, Inc.	87,685	10,627
BioMimetic Therapeutics, Inc.	18,600	349
Elan Corp. PLC sponsored ADR (a)	136,200	1,890
Johnson & Johnson	357,400	22,952
Merck & Co., Inc.	226,628	11,658
Wyeth	103,700	5,755
		53,231
TOTAL HEALTH CARE		122,913
INDUSTRIALS - 16.9%
Aerospace & Defense - 4.8%
General Dynamics Corp.	17,400	1,366
Goodrich Corp.	62,700	3,564
Honeywell International, Inc.	733,800	39,757
		44,687
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	17,900	957
United Parcel Service, Inc. Class B	156,100	10,994
		11,951
Commercial Services & Supplies - 0.3%
Corporate Executive Board Co.	18,700	1,190
CoStar Group, Inc. (a)	17,300	844
Robert Half International, Inc.	17,900	596
		2,630
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	19,000	522
Electrical Equipment - 1.9%
ABB Ltd. sponsored ADR	112,800	2,251
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	101,000	$ 4,746
Energy Conversion Devices, Inc. (a)(d)	38,000	1,346
Evergreen Solar, Inc. (a)	285,374	2,788
SolarWorld AG (d)	37,700	3,198
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	76,357	2,770
Suzlon Energy Ltd.	37,501	1,085
		18,184
Industrial Conglomerates - 7.6%
General Electric Co.	1,759,308	64,847
Siemens AG sponsored ADR	46,600	5,637
		70,484
Machinery - 0.8%
Dover Corp.	28,900	1,391
IDEX Corp.	21,300	1,118
Illinois Tool Works, Inc.	98,600	5,059
		7,568
Road & Rail - 0.2%
Hertz Global Holdings, Inc.	82,100	1,634
TOTAL INDUSTRIALS		157,660
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR	151,000	2,001
Cisco Systems, Inc. (a)	245,800	6,573
Juniper Networks, Inc. (a)	244,800	5,474
QUALCOMM, Inc.	123,000	5,387
Research In Motion Ltd. (a)	9,900	1,303
Sonus Networks, Inc. (a)	181,500	1,403
		22,141
Computers & Peripherals - 3.8%
Apple, Inc. (a)	79,600	7,944
Dell, Inc. (a)	220,402	5,556
EMC Corp. (a)	548,323	8,324
Hewlett-Packard Co.	116,800	4,922
Network Appliance, Inc. (a)	26,300	979
SanDisk Corp. (a)	114,800	4,988
Sun Microsystems, Inc. (a)	393,700	2,055
		34,768
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.9%
Arrow Electronics, Inc. (a)	35,000	$ 1,383
Hon Hai Precision Industry Co. Ltd. (Foxconn)	61,000	406
Jabil Circuit, Inc.	218,800	5,098
Motech Industries, Inc.	122,000	1,514
		8,401
Internet Software & Services - 3.8%
eBay, Inc. (a)	324,697	11,020
Google, Inc. Class A (sub. vtg.) (a)	44,450	20,953
LoopNet, Inc.	54,625	1,001
Terremark Worldwide, Inc. (a)	111,272	924
ValueClick, Inc. (a)	50,900	1,456
		35,354
IT Services - 1.2%
MoneyGram International, Inc.	131,100	3,727
Satyam Computer Services Ltd. sponsored ADR	78,000	1,941
The Western Union Co.	267,000	5,620
		11,288
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	89,700	2,022
ARM Holdings PLC sponsored ADR	286,600	2,287
Broadcom Corp. Class A (a)	78,287	2,548
FormFactor, Inc. (a)	72,200	2,981
Intel Corp.	709,241	15,249
Intersil Corp. Class A	45,100	1,344
LSI Logic Corp. (a)	301,100	2,559
Marvell Technology Group Ltd. (a)	258,100	4,163
Maxim Integrated Products, Inc.	164,400	5,215
MEMC Electronic Materials, Inc. (a)	32,200	1,767
National Semiconductor Corp.	87,400	2,299
PMC-Sierra, Inc. (a)	248,297	1,919
Richtek Technology Corp.	46,000	478
Siliconware Precision Industries Co. Ltd. sponsored ADR	93,600	908
Taiwan Semiconductor Manufacturing Co. Ltd.	1,331,000	2,745
		48,484
Software - 1.4%
Autonomy Corp. PLC (a)	120,600	1,822
Microsoft Corp.	185,902	5,566
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nintendo Co. Ltd.	15,900	$ 4,967
Sandvine Corp. (U.K.)	163,200	698
		13,053
TOTAL INFORMATION TECHNOLOGY		173,489
MATERIALS - 1.9%
Chemicals - 0.7%
Celanese Corp. Class A	97,430	3,232
Georgia Gulf Corp.	487	8
Minerals Technologies, Inc.	26,400	1,680
Zoltek Companies, Inc. (a)	39,400	1,199
		6,119
Metals & Mining - 1.2%
Alcoa, Inc.	94,400	3,350
Arcelor Mittal	90,200	4,818
Reliance Steel & Aluminum Co.	52,300	3,107
		11,275
TOTAL MATERIALS		17,394
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	512,600	19,848
Qwest Communications International, Inc. (a)	292,300	2,596
		22,444
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	107,189	4,073
TOTAL TELECOMMUNICATION SERVICES		26,517
UTILITIES - 1.6%
Electric Utilities - 0.2%
Reliant Energy, Inc. (a)	86,400	1,924
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	111,500	2,452
Clipper Windpower PLC (a)	161,000	2,825
Constellation Energy Group, Inc.	23,700	2,112
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. (a)	166,500	$ 1,567
NRG Energy, Inc.	46,800	3,695
		12,651
TOTAL UTILITIES		14,575
TOTAL COMMON STOCKS (Cost $821,140)		922,566
Convertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,030	1,157
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. 7.75% 6/1/15	840	1,034
TOTAL CONVERTIBLE BONDS (Cost $1,943)		2,191
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	3,903,400	3,903
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	6,810,218	6,810
TOTAL MONEY MARKET FUNDS (Cost $10,713)		10,713
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $833,796)		935,470
NET OTHER ASSETS - (0.6)%		(5,817)
NET ASSETS - 100%		$ 929,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,452,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 306
Fidelity Securities Lending Cash Central Fund	106
Total	$ 412
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.8%
Switzerland	3.1%
United Kingdom	2.4%
Bermuda	2.4%
Cayman Islands	2.0%
Netherlands Antilles	1.4%
Canada	1.4%
Others (individually less than 1%)	5.5%
100.0%
Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $6,116,000 all of which will expire on April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007

Assets
Investment in securities, at value (including securities loaned of $6,368) - See accompanying schedule: Unaffiliated issuers (cost $823,083)	$ 924,757
Fidelity Central Funds (cost $10,713)	10,713
Total Investments (cost $833,796)		$ 935,470
Cash		208
Foreign currency held at value (cost $573)		573
Receivable for investments sold		16,374
Receivable for fund shares sold		1,833
Dividends receivable		570
Interest receivable		20
Distributions receivable from Fidelity Central Funds		3
Prepaid expenses		2
Other receivables		20
Total assets		955,073

Liabilities
Payable for investments purchased	$ 17,240
Payable for fund shares redeemed	651
Accrued management fee	414
Other affiliated payables	230
Other payables and accrued expenses	75
Collateral on securities loaned, at value	6,810
Total liabilities		25,420

Net Assets		$ 929,653
Net Assets consist of:
Paid in capital		$ 836,261
Undistributed net investment income		2,101
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,363)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		101,654
Net Assets, for 49,661 shares outstanding		$ 929,653
Net Asset Value, offering price and redemption price per share ($929,653 ÷ 49,661 shares)		$ 18.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2007

Investment Income
Dividends		$ 11,913
Interest		67
Income from Fidelity Central Funds		412
Total income		12,392

Expenses
Management fee Basic fee	$ 4,480
Performance adjustment	(737)
Transfer agent fees	2,310
Accounting and security lending fees	274
Custodian fees and expenses	103
Independent trustees' compensation	3
Registration fees	32
Audit	57
Legal	13
Interest	2
Miscellaneous	4
Total expenses before reductions	6,541
Expense reductions	(114)	6,427
Net investment income (loss)		5,965
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $42)	68,360
Foreign currency transactions	(7)
Total net realized gain (loss)		68,353
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $7)	35,268
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		35,267
Net gain (loss)		103,620
Net increase (decrease) in net assets resulting from operations		$ 109,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,965	$ 4,451
Net realized gain (loss)	68,353	79,667
Change in net unrealized appreciation (depreciation)	35,267	43,068
Net increase (decrease) in net assets resulting from operations	109,585	127,186
Distributions to shareholders from net investment income	(5,087)	(4,334)
Share transactions Proceeds from sales of shares	241,633	159,648
Reinvestment of distributions	5,009	4,260
Cost of shares redeemed	(168,182)	(152,056)
Net increase (decrease) in net assets resulting from share transactions	78,460	11,852
Total increase (decrease) in net assets	182,958	134,704

Net Assets
Beginning of period	746,695	611,991
End of period (including undistributed net investment income of $2,101 and undistributed net investment income of $1,223, respectively)	$ 929,653	$ 746,695
Other Information Shares
Sold	14,135	10,191
Issued in reinvestment of distributions	294	282
Redeemed	(9,899)	(9,952)
Net increase (decrease)	4,530	521

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 13.72	$ 13.69	$ 11.61	$ 13.79
Income from Investment Operations
Net investment income (loss) B	.13	.10	.13E	.07	.07
Net realized and unrealized gain (loss)	2.15	2.83	.04	2.08	(2.19)
Total from investment operations	2.28	2.93	.17	2.15	(2.12)
Distributions from net investment income	(.11)	(.10)	(.14)	(.07)	(.06)
Net asset value, end of period	$ 18.72	$ 16.55	$ 13.72	$ 13.69	$ 11.61
Total ReturnA	13.84%	21.43%	1.21%	18.55%	(15.39)%
Ratios to Average Net AssetsC,F
Expenses before reductions	.82%	.78%	.78%	.78%	.83%
Expenses net of fee waivers, if any	.82%	.78%	.78%	.78%	.83%
Expenses net of all reductions	.81%	.73%	.75%	.76%	.78%
Net investment income (loss)	.75%	.67%	.94%E	.53%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 930	$ 747	$ 612	$ 708	$ 599
Portfolio turnover rateD	96%	154%	55%	62%	86%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 120,837
Unrealized depreciation	(23,517)
Net unrealized appreciation (depreciation)	97,320
Undistributed ordinary income	2,188
Capital loss carryforward	(6,116)
Cost for federal income tax purposes	$ 838,150

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 5,087	$ 4,334

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $850,047 and $766,882, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 2,761	5.39%	$ 2

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $106.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $40 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $6 and $57 respectively.

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Large Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Stock Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 14, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-
present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Large Cap Stock. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of Large Cap Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Large Cap Stock. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-
present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Matthew Fruhan (33)

Year of Election or Appointment: 2006

Vice President of Large Cap Stock. Mr. Fruhan also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fruhan worked as a research analyst and portfolio manager. Mr. Fruhan also serves as Vice President of FMR and FMR Co., Inc (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Large Cap Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Large Cap Stock. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Large Cap Stock. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Large Cap Stock. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Large Cap Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Large Cap Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Large Cap Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-
2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Large Cap Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Large Cap Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Large Cap Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Large Cap Stock. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100%, of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LCS-UANN-0607
1.784725.104

Fidelity®

Mid-Cap Stock

Fund

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid-Cap Stock Fund	11.53%	10.45%	14.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid-Cap Stock Fund on April 30, 1997. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Shep Perkins, Portfolio Manager of Fidelity® Mid-Cap Stock Fund

The Dow Jones Industrial AverageSM crossed both the 12,000- and 13,000-point thresholds for the first time ever during the 12-month period ending April 30, 2007. It took the Dow more than seven years to move from 11,000 to 12,000, but less than seven months to jump from 12,000 to 13,000, a rise made considerably noteworthy considering the index lost 416 points in one day in late February when Asian markets plunged and domestic subprime mortgage woes spiked. Despite the turbulence, the Dow gained 17.58% for the one-year period overall. Elsewhere, the Standard & Poor's 500SM Index rose 15.24%, the Russell 2000® Index was up 7.83% and the NASDAQ Composite® Index increased 9.49%. The markets' road to prosperity was paved by strong corporate earnings, modest levels of inflation and muted recession concerns. But there were some red flags for stocks as the period drew to a close: Oil prices trended higher, and U.S. economic growth in the first quarter of 2007 was at its slowest pace in four years.

The fund beat its benchmark for the 12 months, returning 11.53% versus the Standard & Poor's® MidCap 400 Index, which advanced 10.19%. A large overweighting in telecommunication services - the index's best-performing sector - provided the biggest contribution to relative performance, with stocks such as Qwest Communications and AT&T among the top performers. Favorable stock selection in materials, health care and industrials also contributed. Fertilizer producer Potash Corp. of Saskatchewan provided the biggest lift, with genetically engineered seed company Monsanto helping as well, as both stocks rose on growing demand for corn to produce ethanol. Significant upside also came from health maintenance organization Humana. On the downside, minimal exposure to utilities and real estate investment trusts had a sizable negative effect. Poor stock selection in the volatile energy sector also hurt, with energy services contractor Halliburton, which I ultimately sold, and coal producer Massey Energy among the notable detractors. Omnicare, a provider of on-site pharmacy services at elder-care facilities, struggled with multiple issues and was the fund's largest detractor. Electronics retailer Circuit City Stores also held back results, and I subsequently sold the position. Of the stocks mentioned, only Omnicare was an index component.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,137.60	$ 4.51
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.58	$ 4.26

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Qwest Communications International, Inc.	3.5	4.2
Comverse Technology, Inc.	2.2	2.1
Whirlpool Corp.	2.1	1.4
Humana, Inc.	2.1	1.4
NCR Corp.	2.1	2.1
St. Jude Medical, Inc.	2.0	1.8
Valero Energy Corp.	1.8	1.3
Microchip Technology, Inc.	1.4	1.4
CVS Corp.	1.3	1.0
Omnicare, Inc.	1.3	1.8
	19.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.6	22.5
Health Care	13.3	12.8
Energy	12.3	10.8
Consumer Discretionary	11.2	12.1
Industrials	10.7	12.9
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Stocks 99.7%		Stocks 96.5%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	16.2%	** Foreign investments	15.1%

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.4%
Visteon Corp. (a)(e)	7,050,000	$ 64,296
Automobiles - 0.3%
Ford Motor Co. (d)	6,000,000	48,240
Hotels, Restaurants & Leisure - 2.9%
Gaylord Entertainment Co. (a)	1,300,000	71,240
Life Time Fitness, Inc. (a)(d)	1,500,000	77,100
Morgans Hotel Group Co. (a)(d)(e)	3,350,000	74,203
Penn National Gaming, Inc. (a)(d)	2,000,000	96,680
Royal Caribbean Cruises Ltd.	1,500,000	62,355
Starbucks Corp. (a)	2,000,000	62,040
		443,618
Household Durables - 2.1%
Whirlpool Corp. (d)	3,000,000	318,090
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)(d)(e)	1,738,800	81,828
GSI Commerce, Inc. (a)(e)	4,400,000	97,240
		179,068
Media - 1.9%
Cinemark Holdings, Inc.	3,000,000	56,700
Lamar Advertising Co. Class A (d)	1,000,000	60,340
National CineMedia, Inc.	3,500,000	92,015
R.H. Donnelley Corp.	900,000	70,281
Warner Music Group Corp.	280,850	4,831
		284,167
Multiline Retail - 0.6%
Federated Department Stores, Inc.	2,250,000	98,820
Specialty Retail - 1.8%
bebe Stores, Inc.	300,000	5,250
Bed Bath & Beyond, Inc. (a)	1,500,000	61,110
Eddie Bauer Holdings, Inc. (a)	1,424,900	18,196
Gamestop Corp. Class A (a)	2,500,000	82,925
Staples, Inc.	4,000,000	99,200
		266,681
TOTAL CONSUMER DISCRETIONARY		1,702,980
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.7%
CVS Corp.	5,500,000	$ 199,320
Rite Aid Corp. (d)	11,000,000	67,540
		266,860
Food Products - 1.2%
Bunge Ltd.	750,000	56,820
Hain Celestial Group, Inc. (a)(e)	2,000,000	60,060
Tyson Foods, Inc. Class A	3,000,000	62,880
		179,760
Personal Products - 0.3%
Bare Escentuals, Inc.	1,225,000	49,527
TOTAL CONSUMER STAPLES		496,147
ENERGY - 12.3%
Energy Equipment & Services - 3.9%
GlobalSantaFe Corp.	1,000,000	63,930
National Oilwell Varco, Inc. (a)	1,551,250	131,624
Noble Corp.	1,000,000	84,210
North American Energy Partners, Inc. (a)(e)	2,000,000	42,292
Pride International, Inc. (a)	2,000,037	65,621
Transocean, Inc. (a)	1,000,000	86,200
Weatherford International Ltd. (a)	2,200,000	115,478
		589,355
Oil, Gas & Consumable Fuels - 8.4%
Arch Coal, Inc. (d)	2,250,000	81,158
Aventine Renewable Energy Holdings, Inc. (d)(e)	3,137,915	60,279
EOG Resources, Inc.	1,500,000	110,160
Hess Corp.	1,500,000	85,125
Massey Energy Co.	2,756,800	74,241
OAO Gazprom sponsored ADR	2,000,000	78,600
Peabody Energy Corp.	3,000,000	143,940
SXR Uranium One, Inc. (a)	4,000,000	60,005
Ultra Petroleum Corp. (a)	2,500,000	141,800
Valero Energy Corp.	4,000,000	280,920
VeraSun Energy Corp. (d)	3,214,891	64,073
Western Refining, Inc. (d)	2,500,000	99,050
		1,279,351
TOTAL ENERGY		1,868,706
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 6.7%
Capital Markets - 0.7%
Julius Baer Holding AG (Bearer)	1,500,000	$ 105,435
Commercial Banks - 1.1%
SVB Financial Group (a)	1,069,818	54,796
Wintrust Financial Corp. (e)	1,325,300	56,961
Zions Bancorp	750,000	61,350
		173,107
Diversified Financial Services - 0.5%
Chicago Mercantile Exchange Holdings, Inc. Class A	150,000	77,513
Insurance - 3.6%
AFLAC, Inc.	1,558,900	80,034
Axis Capital Holdings Ltd.	3,000,000	111,300
Everest Re Group Ltd.	1,250,000	125,800
Montpelier Re Holdings Ltd.	4,250,000	77,605
W.R. Berkley Corp.	3,050,000	99,095
Willis Group Holdings Ltd.	1,350,000	55,377
		549,211
Real Estate Management & Development - 0.5%
Move, Inc. (a)(e)	15,000,000	69,600
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	4,000,000	53,280
TOTAL FINANCIALS		1,028,146
HEALTH CARE - 13.3%
Biotechnology - 1.2%
Celgene Corp. (a)	1,750,000	107,030
Genentech, Inc. (a)	1,000,000	79,990
		187,020
Health Care Equipment & Supplies - 4.3%
Advanced Medical Optics, Inc. (a)	1,850,000	74,796
Align Technology, Inc. (a)(d)(e)	5,000,000	113,300
Intuitive Surgical, Inc. (a)(d)	500,000	64,830
Mentor Corp.	2,000,000	77,820
St. Jude Medical, Inc. (a)	7,000,000	299,530
Thoratec Corp. (a)	1,444,278	28,337
		658,613
Health Care Providers & Services - 5.4%
Brookdale Senior Living, Inc.	1,175,189	53,365
Healthspring, Inc. (a)(e)	3,400,000	79,968
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	5,000,000	$ 316,200
McKesson Corp.	1,106,532	65,097
Medco Health Solutions, Inc. (a)	1,500,000	117,030
Omnicare, Inc. (d)	6,000,000	199,020
		830,680
Health Care Technology - 0.7%
IMS Health, Inc.	3,500,000	102,655
Pharmaceuticals - 1.7%
Adams Respiratory Therapeutics, Inc. (a)	1,475,000	55,327
Allergan, Inc.	900,000	109,080
Medicis Pharmaceutical Corp. Class A	120,000	3,648
Nastech Pharmaceutical Co., Inc. (a)(d)	400,000	5,276
Sepracor, Inc. (a)	1,500,000	80,520
		253,851
TOTAL HEALTH CARE		2,032,819
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	1,250,000	130,138
Rockwell Collins, Inc.	1,500,000	98,505
		228,643
Airlines - 0.0%
Southwest Airlines Co.	185,000	2,655
Commercial Services & Supplies - 4.4%
Allied Waste Industries, Inc.	10,000,000	133,700
American Reprographics Co. (a)(e)	3,000,000	99,600
CDI Corp. (e)	2,000,000	59,240
Cintas Corp.	2,500,000	93,675
Corporate Executive Board Co.	1,000,000	63,640
CoStar Group, Inc. (a)(d)(e)	1,456,903	71,111
Knoll, Inc.	1,339,398	31,101
Waste Management, Inc.	3,000,000	112,230
		664,297
Construction & Engineering - 2.1%
Chicago Bridge & Iron Co. NV (NY Shares)	3,750,000	129,863
Fluor Corp.	1,100,000	105,182
Quanta Services, Inc. (a)	3,000,000	82,470
		317,515
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Emerson Electric Co.	110,000	$ 5,169
Evergreen Solar, Inc. (a)(d)	3,000,000	29,310
		34,479
Machinery - 0.4%
Manitowoc Co., Inc.	1,000,000	68,230
Marine - 0.9%
American Commercial Lines, Inc. (a)	2,165,214	63,809
Kirby Corp. (a)	1,750,000	66,150
		129,959
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	1,250,000	109,425
Landstar System, Inc.	1,500,000	72,465
		181,890
TOTAL INDUSTRIALS		1,627,668
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 5.1%
Adtran, Inc.	3,200,000	81,440
Alcatel-Lucent SA sponsored ADR	5,000,000	66,250
Ciena Corp. (a)	2,500,000	72,900
Comverse Technology, Inc. (a)(e)	15,000,000	340,200
Juniper Networks, Inc. (a)	7,000,000	156,520
MasTec, Inc. (a)(e)	5,399,584	61,933
		779,243
Computers & Peripherals - 2.8%
NCR Corp. (a)	6,250,000	315,000
Sun Microsystems, Inc. (a)	20,000,000	104,400
		419,400
Electronic Equipment & Instruments - 5.3%
Agilent Technologies, Inc. (a)	4,000,000	137,480
Amphenol Corp. Class A	4,000,000	140,440
Arrow Electronics, Inc. (a)	2,200,000	86,944
Benchmark Electronics, Inc. (a)	3,000,000	63,540
Celestica, Inc. (sub. vtg.) (a)	7,000,000	46,860
Flextronics International Ltd. (a)	15,000,000	167,250
Solectron Corp. (a)(e)	50,000,000	167,500
		810,014
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	1,500,000	$ 66,120
SAVVIS, Inc. (a)	2,301,700	118,699
		184,819
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	89,400
Telvent GIT SA (a)(e)	2,750,000	52,333
Unisys Corp. (a)	10,000,000	78,400
WNS Holdings Ltd. ADR	2,250,000	59,805
		279,938
Office Electronics - 0.5%
Xerox Corp. (a)	4,000,000	74,000
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	4,000,000	55,280
Altera Corp.	6,000,000	135,240
Broadcom Corp. Class A (a)	3,000,000	97,650
FormFactor, Inc. (a)	1,500,000	61,935
Integrated Device Technology, Inc. (a)	4,495,629	67,345
LSI Logic Corp. (a)	15,000,000	127,500
Marvell Technology Group Ltd. (a)	5,000,000	80,650
Microchip Technology, Inc. (d)	5,250,000	211,785
ON Semiconductor Corp. (a)	9,000,000	96,390
PMC-Sierra, Inc. (a)	8,700,000	67,251
Renewable Energy Corp. AS (d)	3,500,000	101,188
Samsung Electronics Co. Ltd.	100,000	61,156
		1,163,370
Software - 1.2%
BEA Systems, Inc. (a)	5,000,000	58,950
Citrix Systems, Inc. (a)	2,000,000	65,200
TIBCO Software, Inc. (a)	6,500,000	59,280
		183,430
TOTAL INFORMATION TECHNOLOGY		3,894,214
MATERIALS - 7.8%
Chemicals - 3.8%
Agrium, Inc.	2,000,000	77,520
Air Products & Chemicals, Inc.	1,100,000	84,150
Chemtura Corp.	6,000,000	66,180
Monsanto Co.	3,000,000	176,970
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	110,000	$ 4,855
Potash Corp. of Saskatchewan, Inc.	500,000	89,760
Tokuyama Corp.	5,000,000	74,972
		574,407
Metals & Mining - 4.0%
Arcelor Mittal (d)	2,500,000	133,550
Commercial Metals Co.	2,400,000	80,472
Gibraltar Industries, Inc.	230,000	5,129
Gold Fields Ltd. sponsored ADR (d)	7,500,000	134,775
Reliance Steel & Aluminum Co.	1,750,000	103,950
Titanium Metals Corp.	2,250,000	77,693
United States Steel Corp.	750,000	76,155
		611,724
TOTAL MATERIALS		1,186,131
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 7.8%
AT&T, Inc.	5,000,000	193,600
Cogent Communications Group, Inc. (a)	2,285,583	58,191
Global Crossing Ltd. (a)(e)	3,662,482	105,626
Level 3 Communications, Inc. (a)	25,000,000	139,000
Prysmian SPA	228,900	4,685
Qwest Communications International, Inc. (a)(d)	60,000,000	532,797
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)(e)	7,500,000	153,750
		1,187,649
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	1,000,000	76,750
TOTAL TELECOMMUNICATION SERVICES		1,264,399
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	4,000,000	87,960
TOTAL COMMON STOCKS (Cost $11,804,111)		15,189,170
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.29% (b)	139,570,336	$ 139,570
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	432,827,754	432,828
TOTAL MONEY MARKET FUNDS (Cost $572,398)		572,398
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $12,376,509)		15,761,568
NET OTHER ASSETS - (3.5)%		(527,761)
NET ASSETS - 100%		$ 15,233,807
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,096
Fidelity Securities Lending Cash Central Fund	2,256
Total	$ 13,352
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 89,059	$ -	$ 88,624	$ -	$ -
Align Technology, Inc.	-	68,097	-	-	113,300
American Reprographics Co.	35,470	63,599	-	-	99,600
Aventine Renewable Energy Holdings, Inc.	-	60,543	-	-	60,279
Benchmark Electronics, Inc.	92,138	-	9,091	-	-
Blue Nile, Inc.	60,197	264	-	-	81,828
Broadwing Corp.	-	76,903	95,026	-	-
CDI Corp.	31,749	23,981	10	793	59,240
Comverse Technology, Inc.	252,698	70,656	-	-	340,200
CoStar Group, Inc.	-	64,643	-	-	71,111
FileNET Corp.	48,660	33,170	105,733	-	-
Global Crossing Ltd.	-	80,380	-	-	105,626
GSI Commerce, Inc.	72,488	3,971	994	-	97,240
Hain Celestial Group, Inc.	-	53,452	-	-	60,060
Healthspring, Inc.	59,301	-	2,127	-	79,968
Homestore, Inc.	92,100	-	-	-	-
MasTec, Inc.	36,990	27,310	490	-	61,933
Morgans Hotel Group Co.	41,669	16,121	-	-	74,203
Move, Inc.	-	-	-	-	69,600
North American Energy Partners, Inc.	-	31,898	-	-	42,292
Novacea, Inc.	-	11,375	12,179	-	-
Omnicare, Inc.	127,598	191,318	23,777	472	-
OXiGENE, Inc.	8,640	-	9,556	-	-
Solectron Corp.	162,000	30,400	-	-	167,500
Telvent GIT SA	38,835	-	459	-	52,333
Time Warner Telecom, Inc. Class A (sub. vtg.)	125,775	-	-	-	153,750
United Surgical Partners International, Inc.	-	67,691	79,801	-	-
Visteon Corp.	44,100	388	3,530	-	64,296
Wintrust Financial Corp.	61,591	9,968	3,305	397	56,961
Total	$ 1,481,058	$ 986,128	$ 434,702	$ 1,662	$ 1,911,320
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Bermuda	4.0%
Canada	3.0%
Netherlands	1.8%
Singapore	1.1%
Others (individually less than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007

Assets
Investment in securities, at value (including securities loaned of $416,171) - See accompanying schedule: Unaffiliated issuers (cost $10,237,287)	$ 13,277,850
Fidelity Central Funds (cost $572,398)	572,398
Other affiliated issuers (cost $1,566,824)	1,911,320
Total Investments (cost $12,376,509)		$ 15,761,568
Cash		1,454
Foreign currency held at value (cost $46,214)		46,518
Receivable for investments sold		34,773
Receivable for fund shares sold		18,476
Dividends receivable		3,855
Distributions receivable from Fidelity Central Funds		822
Prepaid expenses		38
Other receivables		454
Total assets		15,867,958

Liabilities
Payable for investments purchased	$ 167,547
Payable for fund shares redeemed	21,897
Accrued management fee	8,765
Other affiliated payables	2,853
Other payables and accrued expenses	261
Collateral on securities loaned, at value	432,828
Total liabilities		634,151

Net Assets		$ 15,233,807
Net Assets consist of:
Paid in capital		$ 11,080,351
Accumulated net investment loss		(120)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		768,672
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,384,904
Net Assets, for 469,698 shares outstanding		$ 15,233,807
Net Asset Value, offering price and redemption price per share ($15,233,807 ÷ 469,698 shares)		$ 32.43

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2007

Investment Income
Dividends (including $1,662 earned from other affiliated issuers)		$ 66,708
Special dividends		7,500
Interest		311
Income from Fidelity Central Funds		13,352
Total income		87,871

Expenses
Management fee Basic fee	$ 72,271
Performance adjustment	2,082
Transfer agent fees	29,957
Accounting and security lending fees	1,426
Custodian fees and expenses	329
Independent trustees' compensation	43
Depreciation in deferred trustee compensation account	(3)
Registration fees	215
Audit	103
Legal	204
Interest	1
Miscellaneous	82
Total expenses before reductions	106,710
Expense reductions	(1,356)	105,354
Net investment income (loss)		(17,483)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,053,032
Other affiliated issuers	47,539
Foreign currency transactions	61
Total net realized gain (loss)		1,100,632
Change in net unrealized appreciation (depreciation) on: Investment securities	459,421
Assets and liabilities in foreign currencies	(190)
Total change in net unrealized appreciation (depreciation)		459,231
Net gain (loss)		1,559,863
Net increase (decrease) in net assets resulting from operations		$ 1,542,380

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (17,483)	$ (3,132)
Net realized gain (loss)	1,100,632	679,739
Change in net unrealized appreciation (depreciation)	459,231	2,868,432
Net increase (decrease) in net assets resulting from operations	1,542,380	3,545,039
Distributions to shareholders from net investment income	-	(14,639)
Distributions to shareholders from net realized gain	(566,903)	(218,717)
Total distributions	(566,903)	(233,356)
Share transactions Proceeds from sales of shares	3,455,645	3,077,335
Reinvestment of distributions	557,228	229,258
Cost of shares redeemed	(2,407,990)	(1,907,242)
Net increase (decrease) in net assets resulting from share transactions	1,604,883	1,399,351
Redemption fees	236	181
Total increase (decrease) in net assets	2,580,596	4,711,215

Net Assets
Beginning of period	12,653,211	7,941,996
End of period (including accumulated net investment loss of $120 and accumulated net investment loss of $106, respectively)	$ 15,233,807	$ 12,653,211
Other Information Shares
Sold	117,462	112,062
Issued in reinvestment of distributions	19,139	8,722
Redeemed	(82,733)	(73,167)
Net increase (decrease)	53,868	47,617

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 30.43	$ 21.57	$ 21.07	$ 16.80	$ 21.42
Income from Investment Operations
Net investment income (loss) B	(.04) E	(.01) F	.05 G	.07	.13
Net realized and unrealized gain (loss)	3.38	9.51	.52	4.29	(4.66)
Total from investment operations	3.34	9.50	.57	4.36	(4.53)
Distributions from net investment income	-	(.04)	(.07)	(.09)	(.09)
Distributions from net realized gain	(1.34)	(.60)	-	-	-
Total distributions	(1.34)	(.64)	(.07)	(.09)	(.09)
Redemption fees added to paid in capital B	- I	- I	- I	- I	- I
Net asset value, end of period	$ 32.43	$ 30.43	$ 21.57	$ 21.07	$ 16.80
Total Return A	11.53%	44.52%	2.69%	25.99%	(21.17)%
Ratios to Average Net Assets C, H
Expenses before reductions	.83%	.72%	.71%	.70%	.74%
Expenses net of fee waivers, if any	.83%	.72%	.71%	.70%	.74%
Expenses net of all reductions	.82%	.69%	.62%	.65%	.66%
Net investment income (loss)	(.14)% E	(.03)% F	.22% G	.34%	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 15,234	$ 12,653	$ 7,942	$ 8,213	$ 5,507
Portfolio turnover rate D	52%	74%	186%	137%	120%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share and an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding these dividends, the ratio of net investment income (loss) to average net assets would have been .08%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,766,809
Unrealized depreciation	(393,378)
Net unrealized appreciation (depreciation)	3,373,431
Undistributed ordinary income	131,215
Undistributed long-term capital gain	605,677

Cost for federal income tax purposes	$ 12,388,137

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 160,327	$ 69,318
Long-term Capital Gains	406,576	164,038
Total	$ 566,903	$ 233,356

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,751,933 and $6,587,039, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $103 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,728	5.12%	$ 1

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,256.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $199 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $39 and $942, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Mid-Cap Stock. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Mid-Cap Stock. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of Mid-Cap Stock. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Shep Perkins (36)

Year of Election or Appointment: 2005

Vice President of Mid-Cap Stock. Prior to assuming his current responsibilities, Mr. Perkins served as a research analyst and portfolio manager. Mr. Perkins also serves as Vice President of FMR (2006) FMR Co., Inc. (2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Mid-Cap Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Mid-Cap Stock. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Mid-Cap Stock. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Mid-Cap Stock. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Mid-Cap Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Mid-Cap Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Mid-Cap Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Mid-Cap Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Mid-Cap Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Mid-Cap Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Mid-Cap Stock. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Mid-Cap Stock Fund voted to pay on June 4, 2007, to shareholders of record at the opening of business on June 1, 2007, a distribution of $1.57 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2007 $838,213,760, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 29% and 40% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 30% and 52% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCS-UANN-0607
1.784726.104

Fidelity®

Small Cap Retirement

Fund

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Past 5 years	Life of fund A
Fidelity® Small Cap Retirement Fund	6.36%	8.31%	11.82%

A From September 26, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Retirement Fund on September 26, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Charles Myers, Portfolio Manager of Fidelity® Small Cap Retirement Fund

It was lucky 13 for the Dow Jones Industrial AverageSM, as the market measure crossed both the 12,000- and 13,000-point thresholds for the first time ever during the 12-month period ending April 30, 2007. It took the Dow more than seven years to move from 11,000 to 12,000, but less than seven months to jump from 12,000 to 13,000. The 1,000-point climb to 13,000 was particularly noteworthy considering the index lost 416 points in one day in late February when Asian markets plunged and domestic subprime mortgage woes spiked. Despite the turbulence, the Dow gained 17.58% for the one-year period overall. Elsewhere, the Standard & Poor's 500SM Index rose 15.24%, falling just shy of its all-time high; the Russell 2000® Index was up 7.83%, topping its all-time best several times during the past year; and the NASDAQ Composite® Index reached a six-year high on its way to a 9.49% increase. The markets' road to prosperity was paved by strong corporate earnings, modest levels of inflation and muted recession concerns. But there were some red flags for stocks as the period drew to a close: Oil prices trended higher, and U.S. economic growth in the first quarter of 2007 was at its slowest pace in four years.

For the 12 months ending April 30, 2007, the fund rose 6.36%, trailing the Russell 2000 Index. Security selection in health care, specifically in health care equipment and services, was by far the biggest negative relative to the index. In consumer discretionary, poor stock picks in consumer durables and apparel also hindered performance. In contrast, stock selection in telecommunication services was helpful. My capital goods and diversified financials stocks - from the industrials and financials sectors, respectively - also contributed. Three individual names stood out as big relative underperformers. Omnicare, the country's largest provider of nursing home pharmacy services and an out-of-benchmark position, fell on a variety of difficulties and management-related problems. DexCom also lagged, as its innovative glucose monitoring device for diabetics failed to gain the market acceptance I expected. DexCom was no longer in the portfolio at period end. Also detracting was Lifetime Brands, a maker of kitchen utensils whose retail business disappointed. In contrast, Cogent Communications Group performed well. This Internet service provider began generating positive cash flows sooner than expected. Payday lender and check-cashing company Dollar Financial also did well, thanks to a successful debt refinancing, as did Domino's Pizza.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,101.30	$ 5.31
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.74	$ 5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.02%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American Reprographics Co.	9.6	0.0
Max Re Capital Ltd.	5.7	5.0
Dollar Financial Corp.	5.2	4.4
Cogent Communications Group, Inc.	5.1	2.6
IPC Holdings Ltd.	4.9	4.1
Domino's Pizza, Inc.	4.6	5.5
j2 Global Communications, Inc.	4.1	3.6
Columbus McKinnon Corp. (NY Shares)	4.0	3.0
Aspen Insurance Holdings Ltd.	3.5	3.2
Carpenter Technology Corp.	3.2	2.9
	49.9
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	28.2	11.8
Financials	27.0	23.8
Consumer Discretionary	10.7	18.1
Information Technology	8.0	6.6
Materials	7.1	7.4
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Stocks 99.0%		Stocks 98.2%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	15.5%	** Foreign investments	13.7%

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Hotels, Restaurants & Leisure - 4.6%
Domino's Pizza, Inc.	349,600	$ 11,274,600
Household Durables - 2.8%
Ethan Allen Interiors, Inc.	165,000	5,824,500
Lifetime Brands, Inc.	50,200	1,095,364
		6,919,864
Specialty Retail - 1.0%
Build-A-Bear Workshop, Inc. (a)	89,600	2,468,480
Textiles, Apparel & Luxury Goods - 2.3%
Steven Madden Ltd.	79,600	2,368,100
Timberland Co. Class A (a)	122,400	3,159,144
		5,527,244
TOTAL CONSUMER DISCRETIONARY		26,190,188
CONSUMER STAPLES - 2.7%
Household Products - 2.7%
Central Garden & Pet Co.	61,800	915,258
Central Garden & Pet Co. Class A (non-vtg.) (a)	398,200	5,702,224
		6,617,482
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Goodrich Petroleum Corp.	82,900	2,912,277
Mariner Energy, Inc. (a)	279,530	6,303,402
		9,215,679
FINANCIALS - 27.0%
Consumer Finance - 5.2%
Dollar Financial Corp. (a)	436,800	12,728,352
Insurance - 17.7%
Aspen Insurance Holdings Ltd.	330,400	8,758,904
Hilb Rogal & Hobbs Co.	122,500	5,322,625
IPC Holdings Ltd.	399,900	11,989,002
Max Re Capital Ltd.	523,100	14,019,080
Montpelier Re Holdings Ltd.	191,700	3,500,442
		43,590,053
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 4.1%
Farmer Mac Class C (non-vtg.)	244,200	$ 6,686,196
Washington Federal, Inc.	140,728	3,336,661
		10,022,857
TOTAL FINANCIALS		66,341,262
HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 3.3%
Align Technology, Inc. (a)	149,600	3,389,936
Microtek Medical Holdings, Inc. (a)	927,063	4,737,292
		8,127,228
Health Care Providers & Services - 3.1%
Amedisys, Inc. (a)	38,466	1,205,909
Omnicare, Inc.	191,804	6,362,139
		7,568,048
TOTAL HEALTH CARE		15,695,276
INDUSTRIALS - 28.2%
Commercial Services & Supplies - 12.8%
American Reprographics Co. (a)	710,400	23,585,278
Copart, Inc. (a)	84,000	2,434,320
Navigant Consulting, Inc. (a)	289,100	5,544,938
		31,564,536
Construction & Engineering - 0.9%
URS Corp. (a)	49,300	2,154,410
Electrical Equipment - 1.0%
EnerSys (a)	144,700	2,357,163
Machinery - 5.6%
Columbus McKinnon Corp. (NY Shares) (a)	397,700	9,847,052
Force Protection, Inc. (a)(c)	200,000	3,906,000
		13,753,052
Road & Rail - 2.3%
Frozen Food Express Industries, Inc.	423,090	3,490,493
Heartland Express, Inc.	133,433	2,299,051
		5,789,544
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 5.6%
UAP Holding Corp.	257,122	$ 7,114,566
United Rentals, Inc. (a)	195,800	6,559,300
		13,673,866
TOTAL INDUSTRIALS		69,292,571
INFORMATION TECHNOLOGY - 8.0%
Electronic Equipment & Instruments - 0.8%
LoJack Corp. (a)	109,064	2,006,778
Internet Software & Services - 5.2%
j2 Global Communications, Inc. (a)	353,579	10,168,932
Jupitermedia Corp. (a)	384,500	2,676,120
		12,845,052
IT Services - 0.8%
CACI International, Inc. Class A (a)	42,000	1,920,660
Office Electronics - 1.2%
Zebra Technologies Corp. Class A (a)	71,100	2,829,069
TOTAL INFORMATION TECHNOLOGY		19,601,559
MATERIALS - 7.1%
Construction Materials - 1.0%
Eagle Materials, Inc.	54,200	2,417,862
Metals & Mining - 6.1%
Carpenter Technology Corp.	65,700	7,974,009
Compass Minerals International, Inc.	30,700	1,054,238
Olympic Steel, Inc.	181,700	6,046,976
		15,075,223
TOTAL MATERIALS		17,493,085
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.1%
Cogent Communications Group, Inc. (a)	493,800	12,572,148
TOTAL COMMON STOCKS (Cost $202,992,766)		243,019,250
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $1,445,225)	1,445,225	$ 1,445,225
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $204,437,991)		244,464,475
NET OTHER ASSETS - 0.4%		1,099,615
NET ASSETS - 100%		$ 245,564,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,906,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Force Protection, Inc.	12/20/06	$ 2,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 213,214
Fidelity Securities Lending Cash Central Fund	78,271
Total	$ 291,485
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.5%
Bermuda	15.5%
100.0%
Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $1,938,231 all of which will expire on April 30, 2015.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $202,992,766)	$ 243,019,250
Fidelity Central Funds (cost $1,445,225)	1,445,225
Total Investments (cost $204,437,991)		$ 244,464,475
Receivable for investments sold		6,743,656
Receivable for fund shares sold		415,219
Distributions receivable from Fidelity Central Funds		8,626
Prepaid expenses		751
Other receivables		862
Total assets		251,633,589

Liabilities
Payable for investments purchased	$ 5,201,642
Payable for fund shares redeemed	635,880
Accrued management fee	119,856
Other affiliated payables	67,847
Other payables and accrued expenses	44,274
Total liabilities		6,069,499

Net Assets		$ 245,564,090
Net Assets consist of:
Paid in capital		$ 207,651,012
Accumulated undistributed net realized gain (loss) on investments		(2,113,406)
Net unrealized appreciation (depreciation) on investments		40,026,484
Net Assets, for 14,290,448 shares outstanding		$ 245,564,090
Net Asset Value, offering price and redemption price per share ($245,564,090 ÷ 14,290,448 shares)		$ 17.18

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2007

Investment Income
Dividends		$ 1,850,920
Interest		7,298
Income from Fidelity Central Funds		291,485
Total income		2,149,703

Expenses
Management fee Basic fee	$ 1,711,677
Performance adjustment	(216,172)
Transfer agent fees	787,406
Accounting and security lending fees	97,160
Custodian fees and expenses	12,983
Independent trustees' compensation	809
Registration fees	25,071
Audit	52,225
Legal	6,971
Miscellaneous	7,273
Total expenses before reductions	2,485,403
Expense reductions	(39,769)	2,445,634
Net investment income (loss)		(295,931)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,013,115)
Change in net unrealized appreciation (depreciation) on investment securities		17,136,771
Net gain (loss)		15,123,656
Net increase (decrease) in net assets resulting from operations		$ 14,827,725

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (295,931)	$ (555,050)
Net realized gain (loss)	(2,013,115)	31,975,429
Change in net unrealized appreciation (depreciation)	17,136,771	17,265,780
Net increase (decrease) in net assets resulting from operations	14,827,725	48,686,159
Distributions to shareholders from net investment income	-	(388,846)
Distributions to shareholders from net realized gain	(24,837,115)	(9,665,347)
Total distributions	(24,837,115)	(10,054,193)
Share transactions Proceeds from sales of shares	73,317,965	106,525,067
Reinvestment of distributions	24,825,060	10,047,771
Cost of shares redeemed	(89,676,542)	(49,085,946)
Net increase (decrease) in net assets resulting from share transactions	8,466,483	67,486,892
Redemption fees	66,623	78,596
Total increase (decrease) in net assets	(1,476,284)	106,197,454

Net Assets
Beginning of period	247,040,374	140,842,920
End of period	$ 245,564,090	$ 247,040,374
Other Information Shares
Sold	4,604,503	6,422,447
Issued in reinvestment of distributions	1,603,686	639,694
Redeemed	(5,625,082)	(2,970,577)
Net increase (decrease)	583,107	4,091,564

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 18.02	$ 14.65	$ 14.18	$ 10.36	$ 13.95
Income from Investment Operations
Net investment income (loss) B	(.02)	(.05)	.04 E	(.08)	(.05)
Net realized and unrealized gain (loss)	.97	4.35	.42	3.90	(3.26)
Total from investment operations	.95	4.30	.46	3.82	(3.31)
Distributions from net investment income	-	(.04)	-	-	-
Distributions from net realized gain	(1.79)	(.90)	-	-	(.29)
Total distributions	(1.79)	(.94)	-	-	(.29)
Redemption fees added to paid in capital B	- G	.01	.01	- G	.01
Net asset value, end of period	$ 17.18	$ 18.02	$ 14.65	$ 14.18	$ 10.36
Total Return A	6.36%	30.51%	3.31%	36.87%	(24.06)%
Ratios to Average Net Assets C, F
Expenses before reductions	1.04%	1.06%	1.16%	1.45%	1.71%
Expenses net of fee waivers, if any	1.04%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.02%	.99%	1.00%	.99%	.86%
Net investment income (loss)	(.12)%	(.29)%	.29% E	(.63)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,564	$ 247,040	$ 140,843	$ 91,777	$ 51,469
Portfolio turnover rate D	106%	191%	94%	151%	242%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects special dividends which amounted to $.11 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.49)%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

1. Organization.

Fidelity Small Cap Retirement Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its' affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available,

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 42,397,470
Unrealized depreciation	(2,546,162)
Net unrealized appreciation (depreciation)	39,851,308
Capital loss carryforward	(1,938,231)

Cost for federal income tax purposes	$ 204,613,167

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 7,909,025	$ 1,937,852
Long-term Capital Gains	16,928,090	8,116,341
Total	$ 24,837,115	$ 10,054,193

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $251,009,998 and $264,127,472, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .33% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,389 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $603 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $78,271.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,050 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2,734 and $23,483, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Retirement Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Retirement Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Retirement Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 14, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Small Cap Retirement. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-
2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Small Cap Retirement. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of Small Cap Retirement. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Charles Myers (31)

Year of Election or Appointment: 2006

Vice President of Small Cap Retirement. Prior to assuming his current responsibilities, Mr. Myers worked as a research analyst, portfolio assistant and manager. Mr. Myers also serves as Vice President of FMR and FMR Co. Inc., (2006).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Small Cap Retirement. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Small Cap Retirement. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Small Cap Retirement. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Small Cap Retirement. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Small Cap Retirement. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Small Cap Retirement. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Small Cap Retirement. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Retirement. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Small Cap Retirement. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Retirement. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Retirement. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund designates 4% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 5% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMR-UANN-0607
1.784729.104

Fidelity®

Small Cap Stock

Fund

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Past 5 years	Life of fund A
Fidelity® Small Cap Stock Fund	4.98%	11.65%	11.78%

A From March 12, 1998.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Stock Fund on March 12, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Paul Antico, Portfolio Manager of Fidelity® Small Cap Stock Fund

The Dow Jones Industrial AverageSM crossed both the 12,000- and 13,000-point thresholds for the first time ever during the 12-month period ending April 30, 2007. It took the Dow more than seven years to move from 11,000 to 12,000, but less than seven months to jump from 12,000 to 13,000, a rise made considerably noteworthy considering the index lost 416 points in one day in late February when Asian markets plunged and domestic subprime mortgage woes spiked. Despite the turbulence, the Dow gained 17.58% for the one-year period overall. Elsewhere, the Standard & Poor's 500SM Index rose 15.24%, the Russell 2000® Index was up 7.83% and the NASDAQ Composite® Index increased 9.49%. The markets' road to prosperity was paved by strong corporate earnings, modest levels of inflation and muted recession concerns. But there were some red flags for stocks as the period drew to a close: Oil prices trended higher, and U.S. economic growth in the first quarter of 2007 was at its slowest pace in four years.

The fund gained 4.98% during the past 12 months. A weak start to the period, partially offset by a stronger second half, contributed to its underperformance of the Russell benchmark. Stock picking in software and services and overweighting the technology sector hurt results the most. Stock selection in health care equipment and services, and underexposure to materials and real estate, also detracted. Some of the fund's largest individual detractors were tech stocks, including SiRF Technology, a maker of semiconductors for global positioning systems (GPS), and SOITEC, which makes chips that run faster and use less energy. Elsewhere, The Children's Place did poorly after falling short of expected same-store sales comparisons and being hurt by weather-related merchandising issues and problems related to the redesign of its managed Disney Stores. On the positive side, the fund's wind-power-related investments did extremely well, led by Denmark's Vestas Wind Systems, German company Repower Systems and UK-listed Clipper Windpower. Several stocks mentioned here were no longer in the fund at period end.

Note to shareholders: The fund was closed to most new accounts as of June 16, 2006.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,102.40	$ 4.69
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.33	$ 4.51

* Expenses are equal to the Fund's annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Cerner Corp.	3.6	2.7
Vestas Wind Systems AS	2.2	0.7
Avnet, Inc.	1.5	0.5
Arrow Electronics, Inc.	1.4	1.1
Pharmaceutical Product Development, Inc.	1.3	0.3
Ingram Micro, Inc. Class A	1.3	2.0
PAREXEL International Corp.	1.2	0.4
NATCO Group, Inc. Class A	1.2	0.3
Skechers U.S.A., Inc. Class A (sub. vtg.)	1.1	0.7
Ladish Co., Inc.	1.1	0.0
	15.9
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.8	30.1
Industrials	20.2	12.7
Health Care	17.2	17.8
Consumer Discretionary	13.0	20.1
Financials	5.6	5.6
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 91.5%		Stocks 90.1%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 8.5%		Short-Term Investments and Net Other Assets 9.8%
* Foreign investments	21.5%	** Foreign investments	16.9%

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.6%
Amerigon, Inc. (a)(e)	2,124,181	$ 27,317
Automobiles - 0.1%
Winnebago Industries, Inc. (d)	129,214	4,143
Diversified Consumer Services - 0.2%
Carriage Services, Inc. Class A (e)	1,185,250	9,683
Hotels, Restaurants & Leisure - 1.2%
Famous Dave's of America, Inc. (a)(e)	1,059,388	20,192
Penn National Gaming, Inc. (a)	553,815	26,771
Ruth's Chris Steak House, Inc. (a)	342,472	6,798
Six Flags, Inc. (d)	691,537	4,122
		57,883
Household Durables - 2.0%
Directed Electronics, Inc. (a)(e)	1,975,231	19,792
Ethan Allen Interiors, Inc. (d)	499,300	17,625
Fourlis Holdings SA	1,338,791	33,542
Furniture Brands International, Inc. (d)	1,856,952	29,860
		100,819
Internet & Catalog Retail - 0.7%
Gaiam, Inc. Class A (a)(d)	421,787	6,415
Priceline.com, Inc. (a)(d)	500,000	27,820
		34,235
Leisure Equipment & Products - 1.1%
Jumbo SA	1,464,400	45,961
MarineMax, Inc. (a)	528,022	10,471
		56,432
Media - 1.5%
Live Nation, Inc. (a)	1,357,863	27,551
New Frontier Media, Inc.	1,073,680	9,395
Next Fifteen Communications Group plc (e)	4,012,000	7,661
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	1,292,996	12,658
Sinclair Broadcast Group, Inc. Class A	1,099,357	17,952
		75,217
Specialty Retail - 3.4%
Forzani Group Ltd. Class A (a)	1,392,510	26,761
Gamestop Corp. Class A (a)	760,176	25,215
Mothers Work, Inc. (a)(e)	337,263	11,804
OfficeMax, Inc.	300,200	14,776
Shoe Carnival, Inc. (a)	602,469	18,942
The Children's Place Retail Stores, Inc. (a)	618,725	32,712
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc.	301,500	$ 13,046
The Pep Boys - Manny, Moe & Jack	899,295	16,772
Wet Seal, Inc. Class A (a)	1,890,163	11,303
		171,331
Textiles, Apparel & Luxury Goods - 2.2%
Gildan Activewear, Inc. Class A (a)	855,020	54,233
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(e)	1,791,641	56,258
Volcom, Inc. (a)	27,500	1,155
		111,646
TOTAL CONSUMER DISCRETIONARY		648,706
CONSUMER STAPLES - 0.3%
Food Products - 0.1%
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	2
Green Mountain Coffee Roasters, Inc. (a)	81,520	4,983
		4,985
Personal Products - 0.2%
Sarantis SA (Reg.)	857,202	9,475
TOTAL CONSUMER STAPLES		14,460
ENERGY - 3.0%
Energy Equipment & Services - 2.9%
Hanover Compressor Co. (a)	974,261	21,073
Hornbeck Offshore Services, Inc. (a)	499,501	15,799
NATCO Group, Inc. Class A (a)(e)	1,506,950	57,565
Parker Drilling Co. (a)	1,984,900	21,556
Superior Energy Services, Inc. (a)	725,300	26,350
		142,343
Oil, Gas & Consumable Fuels - 0.1%
Cabot Oil & Gas Corp.	182,000	6,628
TOTAL ENERGY		148,971
FINANCIALS - 5.6%
Commercial Banks - 1.8%
Center Financial Corp., California	696,844	11,400
East West Bancorp, Inc.	498,705	19,878
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Hanmi Financial Corp.	930,993	$ 15,278
SVB Financial Group (a)	600,100	30,737
UCBH Holdings, Inc.	883,094	15,860
		93,153
Diversified Financial Services - 0.4%
Endeavor Acquisition Corp. (a)(d)(e)	1,798,005	18,861
Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd.	450,000	19,944
Endurance Specialty Holdings Ltd.	761,000	28,477
IPC Holdings Ltd.	805,752	24,156
Max Re Capital Ltd.	654,490	17,540
Montpelier Re Holdings Ltd.	1,700,000	31,042
Platinum Underwriters Holdings Ltd.	947,800	32,434
		153,593
Real Estate Management & Development - 0.3%
Unite Group PLC	1,348,035	13,841
TOTAL FINANCIALS		279,448
HEALTH CARE - 17.2%
Biotechnology - 0.8%
Alkermes, Inc. (a)	1,129,800	18,563
Myriad Genetics, Inc. (a)	146,728	5,363
ONYX Pharmaceuticals, Inc. (a)	600,000	16,056
		39,982
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)(d)	1,200,500	27,203
ArthroCare Corp. (a)	478,623	19,748
BioLase Technology, Inc. (a)(d)(e)	1,865,449	12,125
DJO, Inc. (a)	477,450	18,649
Hologic, Inc. (a)	200,000	11,510
Inverness Medical Innovations, Inc. (a)	129,400	5,182
Kyphon, Inc. (a)	674,474	31,437
Regeneration Technologies, Inc. (a)(e)	2,825,675	23,933
Respironics, Inc. (a)	349,742	14,255
Somanetics Corp. (a)	463,896	8,768
		172,810
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Healthways, Inc. (a)	490,813	$ 20,820
Hooper Holmes, Inc. (a)(e)	4,076,593	17,937
I-trax, Inc. (a)(e)	2,043,463	9,093
ResCare, Inc. (a)	843,275	15,095
		62,945
Health Care Technology - 5.0%
Allscripts Healthcare Solutions, Inc. (a)(d)	663,448	17,548
Cerner Corp. (a)(d)	3,357,069	178,736
Eclipsys Corp. (a)	1,101,145	20,635
Phase Forward, Inc. (a)(e)	2,033,769	32,296
		249,215
Life Sciences Tools & Services - 5.8%
Affymetrix, Inc. (a)	441,900	11,609
Charles River Laboratories International, Inc. (a)	474,600	22,477
Covance, Inc. (a)	490,200	29,657
Exelixis, Inc. (a)	1,543,987	16,582
ICON PLC sponsored ADR	831,400	39,018
Kendle International, Inc. (a)(e)	804,403	27,414
PAREXEL International Corp. (a)(e)	1,475,976	57,976
Pharmaceutical Product Development, Inc.	1,829,637	65,995
PRA International (a)	833,053	18,927
		289,655
Pharmaceuticals - 0.9%
Alpharma, Inc. Class A	757,797	18,414
Arpida Ltd. (a)	342,675	9,022
MGI Pharma, Inc. (a)(d)	749,457	16,503
		43,939
TOTAL HEALTH CARE		858,546
INDUSTRIALS - 20.2%
Aerospace & Defense - 5.9%
AAR Corp. (a)	1,061,070	32,405
Alliant Techsystems, Inc. (a)	550,349	51,254
BE Aerospace, Inc. (a)	480,519	17,611
DRS Technologies, Inc.	900,100	45,284
Hexcel Corp. (a)(d)	2,387,000	51,798
Ladish Co., Inc. (a)(e)	1,342,575	54,589
LMI Aerospace, Inc. (a)(e)	657,838	12,802
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Allied Defense Group, Inc. (a)(d)	76,836	$ 632
Triumph Group, Inc.	414,256	25,191
		291,566
Air Freight & Logistics - 0.8%
Forward Air Corp.	682,070	20,810
Norbert Dentressangle SA	19,809	1,884
UTI Worldwide, Inc.	801,352	18,808
		41,502
Commercial Services & Supplies - 6.4%
Clean Harbors, Inc.	324,859	15,112
Corrections Corp. of America (a)	432,100	24,543
Datamonitor PLC	1,708,478	21,418
Diamond Management & Technology Consultants, Inc. (e)	2,167,296	24,577
First Consulting Group, Inc. (a)(e)	2,244,933	22,337
Group 4 Securicor PLC (United Kingdom)	4,500,000	20,784
Healthcare Services Group, Inc.	599,536	16,787
Interface, Inc. Class A	1,434,260	24,167
Intermap Technologies Corp. (a)(e)	2,498,900	14,117
Medialink Worldwide, Inc. (a)(d)(e)	602,200	3,065
Navigant Consulting, Inc. (a)	1,771,900	33,985
Team, Inc. (a)(e)	752,588	25,904
Tele Atlas NV (Netherlands) (a)	1,765,100	36,780
The Geo Group, Inc. (a)	636,635	32,596
Waste Services, Inc. (a)(d)	264,699	2,615
		318,787
Construction & Engineering - 0.2%
Bird Construction Income Fund (e)	771,000	11,962
Electrical Equipment - 3.9%
American Superconductor Corp. (a)(d)	399,863	5,774
Carbone Lorraine	300,000	19,810
Q-Cells AG (d)	230,028	16,731
SGL Carbon AG (a)	700,000	27,482
SolarWorld AG (d)	174,840	14,831
Vestas Wind Systems AS (a)	1,650,000	108,493
		193,121
Machinery - 1.4%
Astec Industries, Inc. (a)	474,770	19,323
Hyunjin Materials Co. Ltd.	648,000	18,285
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Kato Works Co. Ltd.	2,406,000	$ 12,228
Titan International, Inc. (d)	721,326	20,327
		70,163
Road & Rail - 1.0%
Old Dominion Freight Lines, Inc. (a)	549,155	16,233
Quality Distribution, Inc. (a)	464,095	4,200
Universal Truckload Services, Inc. (a)	759,314	17,700
YRC Worldwide, Inc. (a)	350,000	13,927
		52,060
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	326,957	9,047
Transportation Infrastructure - 0.4%
Quixote Corp. (e)	889,472	17,789
TOTAL INDUSTRIALS		1,005,997
INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 1.9%
Alliance Fiber Optic Products, Inc. (a)(e)	3,095,861	6,192
Avocent Corp. (a)	203,777	5,708
Balda AG	1,833,000	26,264
Comtech Group, Inc. (a)	989,502	17,455
Finisar Corp. (a)	5,001,176	18,104
Oplink Communications, Inc. (a)(e)	1,261,913	20,910
		94,633
Computers & Peripherals - 3.4%
Hypercom Corp. (a)(e)	4,485,725	26,062
Intermec, Inc. (a)	705,565	15,755
QLogic Corp. (a)	2,678,000	47,883
STEC, Inc. (a)(d)(e)	3,610,825	29,031
TPV Technology Ltd.	15,000,000	10,105
Xyratex Ltd. (a)(e)	1,866,130	41,764
		170,600
Electronic Equipment & Instruments - 7.0%
Arrow Electronics, Inc. (a)	1,795,200	70,946
Avnet, Inc. (a)	1,878,504	76,831
FLIR Systems, Inc. (a)	494,700	20,030
Ingram Micro, Inc. Class A (a)	3,342,910	65,588
Insight Enterprises, Inc. (a)	1,968,437	39,014
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Iteris, Inc. (a)	22,400	$ 54
KEMET Corp. (a)	2,061,234	17,479
Solectron Corp. (a)	8,000,000	26,800
Trimble Navigation Ltd. (a)	450,000	12,906
Vishay Intertechnology, Inc. (a)	1,190,363	19,820
		349,468
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)(e)	9,922,326	24,607
CyberSource Corp. (a)(e)	2,146,721	27,285
Goldleaf Financial Solutions, Inc. (a)(e)	1,698,010	10,935
Groupe Open SA (a)(e)	750,000	14,328
Lbi International AB (a)	2,250,000	15,516
LivePerson, Inc. (a)	1,173,264	8,213
LoopNet, Inc.	994,574	18,231
TheStreet.com, Inc. (e)	1,999,293	20,193
		139,308
IT Services - 4.3%
CACI International, Inc. Class A (a)	956,263	43,730
Computershare Ltd.	2,812,300	24,406
Devoteam SA (e)	591,000	28,146
Iress Market Technology Ltd.	3,500,000	23,921
Lionbridge Technologies, Inc. (a)(e)	4,521,560	22,970
ManTech International Corp. Class A (a)	500,047	15,341
Ness Technologies, Inc. (a)	1,155,410	15,413
SI International, Inc. (a)(e)	668,137	17,679
Unisys Corp. (a)	2,600,044	20,384
		211,990
Office Electronics - 0.4%
Zebra Technologies Corp. Class A (a)(d)	547,800	21,797
Semiconductors & Semiconductor Equipment - 6.6%
Atmel Corp. (a)	2,585,608	13,755
Cypress Semiconductor Corp. (a)	1,029,000	23,482
Fairchild Semiconductor International, Inc. (a)	1,479,500	26,039
FormFactor, Inc. (a)	1,201,733	49,620
Himax Technologies, Inc. sponsored ADR	3,199,118	18,779
Kontron AG	1,155,000	21,530
LTX Corp. (a)	690,271	4,114
Microsemi Corp. (a)(d)	750,983	17,355
MIPS Technologies, Inc. (a)(e)	3,774,963	32,389
ON Semiconductor Corp. (a)	3,555,071	38,075
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)(e)	2,748,124	$ 30,861
Rudolph Technologies, Inc. (a)(e)	1,820,984	31,448
SiRF Technology Holdings, Inc. (a)(d)	657,253	15,945
Volterra Semiconductor Corp. (a)	239,400	3,785
		327,177
Software - 3.4%
Ansys, Inc. (a)	514,820	26,359
Business Objects SA sponsored ADR (a)	850,000	31,884
Informatica Corp. (a)	1,851,020	27,247
Moldflow Corp. (a)(e)	1,131,493	17,267
Quality Systems, Inc. (d)	1,050,278	42,505
VA Software Corp. (a)(d)(e)	6,748,418	24,497
		169,759
TOTAL INFORMATION TECHNOLOGY		1,484,732
MATERIALS - 1.1%
Chemicals - 0.9%
Nippon Parkerizing Co. Ltd.	1,000,000	18,108
Zoltek Companies, Inc. (a)(d)	835,883	25,444
		43,552
Metals & Mining - 0.2%
Compass Minerals International, Inc.	343,749	11,804
TOTAL MATERIALS		55,356
UTILITIES - 1.3%
Independent Power Producers & Energy Traders - 1.3%
Clipper Windpower PLC (a)	2,489,425	43,677
Plambeck Neue Energien AG (a)(d)(e)	3,700,000	19,338
		63,015
TOTAL COMMON STOCKS (Cost $3,753,100)		4,559,231
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc. Series F (a)(f)	461,818	$ 1,893
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (f)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,065)		1,893
Money Market Funds - 14.0%

Fidelity Cash Central Fund, 5.29% (b)	444,963,455	444,963
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	255,257,662	255,258
TOTAL MONEY MARKET FUNDS (Cost $700,221)		700,221
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $4,464,386)		5,261,345
NET OTHER ASSETS - (5.5)%		(275,917)
NET ASSETS - 100%		$ 4,985,428
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,893,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,491
Fidelity Securities Lending Cash Central Fund	2,306
Total	$ 15,797
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AAR Corp.	$ 45,623	$ 18,997	$ 37,558	$ -	$ -
Aladdin Knowledge Systems Ltd.	21,114	-	13,586	-	-
Alliance Fiber Optic Products, Inc.	-	6,143	-	-	6,192
Amerigon, Inc.	11,857	4,249	9	-	27,317
Ansoft Corp.	37,577	-	37,492	-	-
Art Technology Group, Inc.	11,850	13,748	-	-	24,607
Big 5 Sporting Goods Corp.	22,701	-	26,336	215	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BioLase Technology, Inc.	$ 15,395	$ 15,492	$ 11,647	$ -	$ 12,125
Bird Construction Income Fund	-	9,636	-	332	11,962
Blue Coat Systems, Inc.	17,386	-	15,450	-	-
Bookham, Inc.	-	19,772	12,173	-	-
Carriage Services, Inc. Class A	5,559	-	-	-	9,683
Cholestech Corp.	18,884	2,720	26,533	-	-
Comsys IT Partners, Inc.	-	16,731	19,533	-	-
CyberSource Corp.	-	22,153	-	-	27,285
Datamonitor PLC	42,125	2,578	31,934	418	-
Devoteam SA	-	19,883	-	-	28,146
Diamond Management & Technology Consultants, Inc.	-	12,917	260	548	24,577
Digitas, Inc.	36,296	19,720	62,494	-	-
Directed Electronics, Inc.	-	20,980	-	-	19,792
Endeavor Acquisition Corp.	-	20,583	-	-	18,861
Famous Dave's of America, Inc.	15,478	-	-	-	20,192
First Consulting Group, Inc.	-	25,960	-	-	22,337
Fundtech Ltd.	18,004	-	13,857	-	-
Goldleaf Financial Solutions, Inc.	-	11,040	-	-	10,935
Groupe Open SA	-	14,967	-	-	14,328
Harris Interactive, Inc.	15,440	837	17,920	-	-
Home Diagnostics, Inc.	-	15,195	13,303	-	-
Hooper Holmes, Inc.	-	16,011	-	-	17,937
Hypercom Corp.	-	32,262	-	-	26,062
I-trax, Inc.	-	8,096	-	-	9,093
Imaging Dynamics Co. Ltd.	12,337	5,050	7,686	-	-
Insight Enterprises, Inc.	51,778	-	13,951	-	-
Interface, Inc. Class A	38,329	7,712	27,786	23	-
Intermap Technologies Corp.	-	13,554	-	-	14,117
Jumbo SA	59,193	-	43,404	652	-
Kendle International, Inc.	10,270	56,386	35,840	-	27,414
Kforce, Inc.	32,516	-	31,512	-	-
La Senza Corp. (sub. vtg.)	16,610	-	34,843	385	-
Ladish Co., Inc.	-	54,814	-	-	54,589
Leadis Technology, Inc.	-	10,411	10,493	-	-
Lifetime Brands, Inc.	29,919	-	20,553	173	-
Lionbridge Technologies, Inc.	45,727	-	8,014	-	22,970
LMI Aerospace, Inc.	-	10,929	-	-	12,802
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
LTX Corp.	$ -	$ 26,220	$ 28,221	$ -	$ -
Medialink Worldwide, Inc.	2,469	-	-	-	3,065
MIPS Technologies, Inc.	5,977	21,235	-	-	32,389
Moldflow Corp.	11,971	3,589	-	-	17,267
Monogram Biosciences, Inc.	-	27,070	22,543	-	-
Mothers Work, Inc.	-	11,790	-	-	11,804
NATCO Group, Inc. Class A	-	52,464	-	-	57,565
Neoware, Inc.	-	22,731	20,078	-	-
Ness Technologies, Inc.	42,144	2,599	34,236	-	-
Next Fifteen Communications Group plc	-	6,447	-	58	7,661
Oplink Communications, Inc.	28,220	32,644	31,043	-	20,910
PAREXEL International Corp.	-	65,158	19,754	-	57,976
PC Connection, Inc.	11,299	-	24,014	-	-
PDF Solutions, Inc.	2,294	34,963	-	-	30,861
Per-Se Technologies, Inc.	81,828	2,120	83,513	-	-
Phase Forward, Inc.	45,799	13,178	27,881	-	32,296
Plambeck Neue Energien AG	-	10,518	-	-	19,338
Plato Learning, Inc.	23,670	-	15,920	-	-
Playboy Enterprises, Inc. Class B (non-vtg.)	-	24,511	11,745	-	-
PRA International	-	67,225	46,908	-	-
Providence Service Corp.	24,797	6,155	24,098	-	-
Quixote Corp.	17,994	2,064	1,644	326	17,789
Regeneration Technologies, Inc.	21,984	8,103	7,368	-	23,933
Rudolph Technologies, Inc.	17,503	13,214	-	-	31,448
Safeguard Scientifics, Inc.	23,190	-	22,532	-	-
Salem Communications Corp. Class A	14,760	-	14,051	-	-
SI International, Inc.	22,763	-	-	-	17,679
Skechers U.S.A., Inc. Class A (sub. vtg.)	-	59,790	12,253	-	56,258
Somanetics Corp.	7,104	5,428	5,949	-	-
STEC, Inc.	-	32,850	-	-	29,031
SYNNEX Corp.	30,426	-	29,403	-	-
Team, Inc.	18,724	8,228	2,773	-	25,904
The Children's Place Retail Stores, Inc.	171,773	22,848	142,642	-	-
TheStreet.com, Inc.	-	22,312	-	50	20,193
Triumph Group, Inc.	17,846	19,383	22,148	69	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TTM Technologies, Inc.	$ 61,872	$ 6,452	$ 54,291	$ -	$ -
Ultralife Batteries, Inc.	-	14,607	15,571	-	-
VA Software Corp.	-	28,062	-	-	24,497
webMethods, Inc.	-	32,524	24,852	-	-
Xyratex Ltd.	56,810	23,306	32,138	-	41,764
Total	$ 1,395,185	$ 1,239,314	$ 1,351,736	$ 3,249	$ 1,042,951
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.5%
Bermuda	4.1%
Germany	2.5%
Denmark	2.2%
United Kingdom	2.1%
Canada	2.1%
France	1.9%
Greece	1.8%
Australia	1.0%
Others (individually less than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007

Assets
Investment in securities, at value (including securities loaned of $242,723) - See accompanying schedule: Unaffiliated issuers (cost $2,809,286)	$ 3,518,173
Fidelity Central Funds (cost $700,221)	700,221
Other affiliated issuers (cost $954,879)	1,042,951
Total Investments (cost $4,464,386)		$ 5,261,345
Foreign currency held at value (cost $341)		341
Receivable for investments sold		56,381
Receivable for fund shares sold		4,024
Dividends receivable		612
Distributions receivable from Fidelity Central Funds		1,460
Prepaid expenses		15
Other receivables		358
Total assets		5,324,536

Liabilities
Payable for investments purchased	$ 73,490
Payable for fund shares redeemed	6,503
Accrued management fee	2,697
Other affiliated payables	1,034
Other payables and accrued expenses	126
Collateral on securities loaned, at value	255,258
Total liabilities		339,108

Net Assets		$ 4,985,428
Net Assets consist of:
Paid in capital		$ 3,832,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		355,899
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		796,900
Net Assets, for 244,364 shares outstanding		$ 4,985,428
Net Asset Value, offering price and redemption price per share ($4,985,428 ÷ 244,364 shares)		$ 20.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2007

Investment Income
Dividends (including $3,248 earned from other affiliated issuers)		$ 13,596
Interest		136
Income from Fidelity Central Funds (including $2,306 from security lending)		15,797
Total income		29,529

Expenses
Management fee Basic fee	$ 33,952
Performance adjustment	(1,668)
Transfer agent fees	11,364
Accounting and security lending fees	1,082
Custodian fees and expenses	583
Independent trustees' compensation	16
Registration fees	72
Audit	73
Legal	82
Interest	1
Miscellaneous	64
Total expenses before reductions	45,621
Expense reductions	(949)	44,672
Net investment income (loss)		(15,143)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	292,551
Other affiliated issuers	160,643
Foreign currency transactions	(646)
Total net realized gain (loss)		452,548
Change in net unrealized appreciation (depreciation) on: Investment securities	(228,492)
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		(228,518)
Net gain (loss)		224,030
Net increase (decrease) in net assets resulting from operations		$ 208,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (15,143)	$ (10,238)
Net realized gain (loss)	452,548	487,303
Change in net unrealized appreciation (depreciation)	(228,518)	821,467
Net increase (decrease) in net assets resulting from operations	208,887	1,298,532
Distributions to shareholders from net realized gain	(378,389)	(290,312)
Share transactions Proceeds from sales of shares	825,158	1,030,821
Reinvestment of distributions	369,110	283,033
Cost of shares redeemed	(1,199,204)	(1,157,980)
Net increase (decrease) in net assets resulting from share transactions	(4,936)	155,874
Redemption fees	948	877
Total increase (decrease) in net assets	(173,490)	1,164,971

Net Assets
Beginning of period	5,158,918	3,993,947
End of period (including undistributed net investment income of $0 and undistributed net investment income of $232, respectively)	$ 4,985,428	$ 5,158,918
Other Information Shares
Sold	43,490	54,010
Issued in reinvestment of distributions	19,628	16,025
Redeemed	(64,160)	(63,191)
Net increase (decrease)	(1,042)	6,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 16.74	$ 17.26	$ 11.86	$ 15.11
Income from Investment Operations
Net investment income (loss) B	(.06)	(.04)	(.04)	(.05) E	.01
Net realized and unrealized gain (loss)	.96	5.58	.84	5.51	(2.98)
Total from investment operations	.90	5.54	.80	5.46	(2.97)
Distributions from net realized gain	(1.52)	(1.26)	(1.33)	(.07)	(.31)
Redemption fees added to paid in capital B	- G	- G	.01	.01	.03
Net asset value, end of period	$ 20.40	$ 21.02	$ 16.74	$ 17.26	$ 11.86
Total Return A	4.98%	34.68%	4.63%	46.15%	(19.78)%
Ratios to Average Net Assets C, F
Expenses before reductions	.96%	.98%	1.07%	1.13%	1.20%
Expenses net of fee waivers, if any	.96%	.98%	1.07%	1.13%	1.20%
Expenses net of all reductions	.94%	.93%	1.00%	1.08%	1.10%
Net investment income (loss)	(.32)%	(.23)%	(.23)%	(.34)%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 4,985	$ 5,159	$ 3,994	$ 3,319	$ 1,413
Portfolio turnover rate D	115%	107%	99%	96%	116%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on June 16, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 917,005
Unrealized depreciation	(130,709)
Net unrealized appreciation (depreciation)	786,296
Undistributed ordinary income	47,364
Undistributed long-term capital gain	298,631

Cost for federal income tax purposes	$ 4,475,049

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 69,580	$ -
Long-term Capital Gains	308,809	290,312
Total	$ 378,389	$ 290,312

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,217,339 and $5,932,293, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $242 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,624	5.45%	$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Annual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $619 for the period. In addition through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $27 and $230, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Stock Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Small Cap Stock. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Small Cap Stock. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-
present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of Small Cap Stock. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Paul Antico (38)

Year of Election or Appointment: 1999

Vice President of Small Cap Stock. Prior to assuming his current responsibilities, Mr. Antico worked as a research analyst and portfolio manager. Mr. Antico also serves as Vice President of FMR (2000) and FMR Co., Inc. (2001).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Small Cap Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Small Cap Stock. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Small Cap Stock. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Small Cap Stock. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Small Cap Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Small Cap Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Small Cap Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-
2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Small Cap Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Stock. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Small Cap Stock Fund voted to pay on June 4, 2007, to shareholders of record at the opening of business on June 1, 2007, a distribution of $1.44 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2007 $364,044,189, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 18% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 31% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SLCX-UANN-0607
1.784727.104

Spartan®

500 Index

Fund -
Investor Class
Fidelity Advantage Class

Annual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2007	Past 1 year	Past 5 years	Past 10 years
Investor Class	15.14%	8.44%	7.91%
Fidelity Advantage Class A	15.18%	8.45%	7.92%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to
October 14, 2005, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Investor Class on April 30, 1997. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® 500 Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC.

It was lucky 13 for the Dow Jones Industrial AverageSM, as the market measure crossed both the 12,000- and 13,000-point thresholds for the first time ever during the 12-month period ending April 30, 2007. It took the Dow more than seven years to move from 11,000 to 12,000, but less than seven months to jump from 12,000 to 13,000. The 1,000-point climb to 13,000 was particularly noteworthy considering the index lost 416 points in one day in late February when Asian markets plunged and domestic subprime mortgage woes spiked. Despite the turbulence, the Dow gained 17.58% for the one-year period overall. Elsewhere, the Standard & Poor's 500SM Index rose 15.24%, falling just shy of its all-time high; the Russell 2000® Index was up 7.83%, topping its all-time best several times during the past year; and the NASDAQ Composite® Index reached a six-year high on its way to a 9.49% increase. The markets' road to prosperity was paved by strong corporate earnings, modest levels of inflation and muted recession concerns. But there were some red flags for stocks as the period drew to a close: Oil prices trended higher, and U.S. economic growth in the first quarter of 2007 was at its slowest pace in four years.

For the 12 months ending April 30, 2007, the fund's Investor Class and Fidelity Advantage Class shares gained 15.14% and 15.18%, respectively. These results were closely in line with the S&P 500®. The market's best-performing sector was utilities, followed by telecommunication services. Health care and materials stocks also recorded solid gains. No sector turned in negative performance overall, although in information technology, semiconductor-related companies barely broke even. Within industrials, transportation and commercial services/supplies stocks were very modest negative performers. Top individual contributors included energy companies Exxon Mobil and Chevron, which gained ground as oil prices remained well above historical averages. Telecommunications company AT&T produced better-than-expected earnings, helped in large part by its Cingular Wireless division. On the negative side, semiconductor maker Advanced Micro Devices found itself in an unprofitable pricing war with its chief rival, Intel. Communications equipment maker QUALCOMM - which owns the CDMA technology used in many mobile telephones - saw its stock fall following Nokia's threat to stop making CDMA-based products, while mobile phone maker Motorola fell after the company missed sales and earnings forecasts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Investor Class
Actual	$ 1,000.00	$ 1,085.50	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,085.70	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Investor Class	.10%
Fidelity Advantage Class	.07%

Annual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.3
General Electric Co.	2.8	2.8
Citigroup, Inc.	2.0	2.0
Microsoft Corp.	1.9	1.9
AT&T, Inc.	1.8	1.0
Bank of America Corp.	1.7	1.9
Procter & Gamble Co.	1.5	1.6
Pfizer, Inc.	1.4	1.5
Johnson & Johnson	1.4	1.6
American International Group, Inc.	1.3	1.4
	19.2
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	21.4
Information Technology	14.7	14.9
Health Care	12.0	12.0
Industrials	10.8	10.5
Consumer Discretionary	10.1	10.1
Energy	10.0	9.2
Consumer Staples	9.3	9.2
Utilities	3.7	3.4
Telecommunication Services	3.5	3.4
Materials	3.0	2.9

Annual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.2%
Johnson Controls, Inc.	255,455	$ 26,141
The Goodyear Tire & Rubber Co. (a)	234,341	7,794
		33,935
Automobiles - 0.4%
Ford Motor Co. (d)	2,460,405	19,782
General Motors Corp. (d)	735,326	22,964
Harley-Davidson, Inc.	334,833	21,202
		63,948
Distributors - 0.1%
Genuine Parts Co.	221,648	10,952
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	181,937	8,606
H&R Block, Inc.	419,013	9,474
		18,080
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	575,153	28,119
Darden Restaurants, Inc.	188,754	7,830
Harrah's Entertainment, Inc.	242,331	20,671
Hilton Hotels Corp.	505,662	17,193
International Game Technology	439,774	16,773
Marriott International, Inc. Class A	428,705	19,382
McDonald's Corp.	1,564,591	75,538
Starbucks Corp. (a)	976,285	30,284
Starwood Hotels & Resorts Worldwide, Inc.	279,317	18,720
Wendy's International, Inc.	112,743	4,250
Wyndham Worldwide Corp. (a)	245,574	8,497
Yum! Brands, Inc.	342,728	21,201
		268,458
Household Durables - 0.6%
Black & Decker Corp.	85,283	7,737
Centex Corp. (d)	155,281	6,952
D.R. Horton, Inc.	354,949	7,873
Fortune Brands, Inc.	198,205	15,876
Harman International Industries, Inc.	85,158	10,380
KB Home	99,925	4,408
Leggett & Platt, Inc.	230,617	5,424
Lennar Corp. Class A	179,314	7,659
Newell Rubbermaid, Inc.	360,896	11,069
Pulte Homes, Inc. (d)	276,252	7,431
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Snap-On, Inc.	76,574	$ 4,173
The Stanley Works	107,663	6,275
Whirlpool Corp.	102,312	10,848
		106,105
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	404,329	24,797
IAC/InterActiveCorp (a)	282,311	10,762
		35,559
Leisure Equipment & Products - 0.2%
Brunswick Corp.	117,952	3,864
Eastman Kodak Co. (d)	373,785	9,311
Hasbro, Inc.	209,125	6,610
Mattel, Inc.	511,146	14,465
		34,250
Media - 3.3%
CBS Corp. Class B	959,501	30,483
Clear Channel Communications, Inc.	645,080	22,855
Comcast Corp. Class A (a)	4,043,282	107,794
Dow Jones & Co., Inc.	84,939	3,086
E.W. Scripps Co. Class A	108,515	4,699
Gannett Co., Inc.	305,286	17,420
Interpublic Group of Companies, Inc.	609,351	7,727
McGraw-Hill Companies, Inc.	461,436	30,238
Meredith Corp.	50,607	2,931
News Corp. Class A	3,050,222	68,294
Omnicom Group, Inc.	217,240	22,747
The DIRECTV Group, Inc. (a)	1,007,081	24,009
The New York Times Co. Class A (d)	187,110	4,378
The Walt Disney Co.	2,663,070	93,154
Time Warner, Inc.	4,960,458	102,334
Tribune Co.	231,080	7,579
Viacom, Inc. Class B (non-vtg.) (a)	899,844	37,119
		586,847
Multiline Retail - 1.2%
Big Lots, Inc. (a)	142,347	4,584
Dillard's, Inc. Class A	79,144	2,741
Dollar General Corp.	405,661	8,661
Family Dollar Stores, Inc.	197,132	6,277
Federated Department Stores, Inc.	597,551	26,244
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.	292,488	$ 23,133
Kohl's Corp. (a)	425,146	31,478
Nordstrom, Inc.	297,409	16,334
Sears Holdings Corp. (a)(d)	108,043	20,626
Target Corp.	1,116,602	66,293
		206,371
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	114,725	9,368
AutoNation, Inc. (a)	195,702	4,000
AutoZone, Inc. (a)	64,581	8,592
Bed Bath & Beyond, Inc. (a)	368,408	15,009
Best Buy Co., Inc.	526,287	24,551
Circuit City Stores, Inc.	185,043	3,229
Gap, Inc.	685,006	12,296
Home Depot, Inc.	2,653,247	100,478
Limited Brands, Inc. (d)	444,658	12,259
Lowe's Companies, Inc.	1,979,707	60,500
Office Depot, Inc. (a)	359,449	12,085
OfficeMax, Inc.	97,478	4,798
RadioShack Corp.	177,067	5,147
Sherwin-Williams Co.	145,081	9,252
Staples, Inc.	932,137	23,117
Tiffany & Co., Inc.	175,958	8,391
TJX Companies, Inc.	591,654	16,501
		329,573
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	481,246	23,499
Jones Apparel Group, Inc.	141,043	4,709
Liz Claiborne, Inc.	134,491	6,014
NIKE, Inc. Class B (d)	491,414	26,468
Polo Ralph Lauren Corp. Class A	79,665	7,338
VF Corp.	117,065	10,279
		78,307
TOTAL CONSUMER DISCRETIONARY		1,772,385
CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	991,795	48,786
Brown-Forman Corp. Class B (non-vtg.)	102,452	6,550
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	361,829	$ 7,939
Constellation Brands, Inc. Class A (sub. vtg.)	274,244	6,146
Molson Coors Brewing Co. Class B	61,020	5,753
Pepsi Bottling Group, Inc.	170,913	5,608
PepsiCo, Inc.	2,129,186	140,718
The Coca-Cola Co.	2,618,705	136,670
		358,170
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	588,034	31,501
CVS Corp.	2,002,425	72,568
Kroger Co.	920,390	27,161
Safeway, Inc.	572,675	20,788
SUPERVALU, Inc.	270,165	12,401
Sysco Corp.	802,117	26,261
Wal-Mart Stores, Inc.	3,197,013	153,201
Walgreen Co.	1,301,133	57,120
Whole Foods Market, Inc. (d)	182,762	8,551
		409,552
Food Products - 1.5%
Archer-Daniels-Midland Co.	848,585	32,840
Campbell Soup Co.	283,932	11,102
ConAgra Foods, Inc.	656,744	16,143
Dean Foods Co.	167,641	6,107
General Mills, Inc.	448,714	26,878
H.J. Heinz Co.	422,322	19,896
Hershey Co.	224,999	12,366
Kellogg Co.	325,951	17,246
Kraft Foods, Inc. Class A	2,131,914	71,355
McCormick & Co., Inc. (non-vtg.)	169,250	6,283
Sara Lee Corp.	953,555	15,648
Tyson Foods, Inc. Class A	327,959	6,874
Wm. Wrigley Jr. Co.	283,606	16,699
		259,437
Household Products - 2.1%
Clorox Co.	196,640	13,191
Colgate-Palmolive Co.	667,467	45,214
Kimberly-Clark Corp.	593,411	42,233
Procter & Gamble Co.	4,102,176	263,811
		364,449
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	573,430	$ 22,823
Estee Lauder Companies, Inc. Class A	151,167	7,773
		30,596
Tobacco - 1.2%
Altria Group, Inc.	2,728,287	188,034
Reynolds American, Inc. (d)	222,912	14,324
UST, Inc. (d)	208,818	11,836
		214,194
TOTAL CONSUMER STAPLES		1,636,398
ENERGY - 10.0%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	416,331	33,469
BJ Services Co.	381,222	10,926
ENSCO International, Inc.	196,159	11,059
Halliburton Co. (d)	1,188,144	37,747
Nabors Industries Ltd. (a)	362,045	11,629
National Oilwell Varco, Inc. (a)	228,555	19,393
Noble Corp.	174,860	14,725
Rowan Companies, Inc.	143,656	5,264
Schlumberger Ltd. (NY Shares)	1,532,174	113,120
Smith International, Inc.	259,210	13,593
Transocean, Inc. (a)	380,875	32,831
Weatherford International Ltd. (a)	439,626	23,076
		326,832
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	602,053	28,092
Apache Corp.	430,264	31,194
Chesapeake Energy Corp.	532,322	17,966
Chevron Corp.	2,805,236	218,219
ConocoPhillips	2,137,422	148,230
CONSOL Energy, Inc.	237,288	9,935
Devon Energy Corp.	577,824	42,106
El Paso Corp.	907,873	13,618
EOG Resources, Inc.	317,211	23,296
Exxon Mobil Corp.	7,401,738	587,544
Hess Corp.	351,247	19,933
Kinder Morgan, Inc.	139,563	14,872
Marathon Oil Corp.	449,642	45,661
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	243,938	$ 13,524
Occidental Petroleum Corp.	1,089,577	55,242
Peabody Energy Corp.	344,107	16,510
Spectra Energy Corp.	816,257	21,304
Sunoco, Inc.	157,748	11,915
Valero Energy Corp.	785,382	55,157
Williams Companies, Inc.	777,254	22,929
XTO Energy, Inc.	478,364	25,961
		1,423,208
TOTAL ENERGY		1,750,040
FINANCIALS - 21.2%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	310,981	18,494
Bank of New York Co., Inc.	982,794	39,784
Bear Stearns Companies, Inc.	155,709	24,244
Charles Schwab Corp.	1,335,250	25,530
E*TRADE Financial Corp.	555,338	12,262
Federated Investors, Inc. Class B (non-vtg.)	115,786	4,418
Franklin Resources, Inc.	217,647	28,579
Goldman Sachs Group, Inc.	534,791	116,911
Janus Capital Group, Inc.	246,662	6,171
Legg Mason, Inc.	170,969	16,958
Lehman Brothers Holdings, Inc.	683,944	51,487
Mellon Financial Corp.	540,787	23,216
Merrill Lynch & Co., Inc. (d)	1,149,686	103,736
Morgan Stanley	1,383,997	116,270
Northern Trust Corp.	245,167	15,433
State Street Corp.	434,017	29,891
T. Rowe Price Group, Inc.	344,913	17,135
		650,519
Commercial Banks - 3.9%
BB&T Corp. (d)	704,612	29,326
Comerica, Inc.	204,959	12,689
Commerce Bancorp, Inc.	243,809	8,153
Compass Bancshares, Inc.	169,444	11,553
Fifth Third Bancorp	723,160	29,353
First Horizon National Corp. (d)	162,936	6,389
Huntington Bancshares, Inc.	306,171	6,791
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	514,686	$ 18,364
M&T Bank Corp.	99,875	11,120
Marshall & Ilsley Corp.	332,450	15,964
National City Corp.	770,259	28,153
PNC Financial Services Group, Inc.	450,033	33,347
Regions Financial Corp.	951,305	33,381
SunTrust Banks, Inc.	461,865	38,991
Synovus Financial Corp.	424,608	13,401
U.S. Bancorp, Delaware	2,302,676	79,097
Wachovia Corp.	2,477,572	137,604
Wells Fargo & Co.	4,392,394	157,643
Zions Bancorp	143,003	11,698
		683,017
Consumer Finance - 0.9%
American Express Co.	1,550,109	94,045
Capital One Financial Corp.	533,795	39,640
SLM Corp.	533,644	28,726
		162,411
Diversified Financial Services - 5.3%
Bank of America Corp.	5,814,261	295,946
Chicago Mercantile Exchange Holdings, Inc. Class A	45,306	23,412
CIT Group, Inc.	251,558	15,005
Citigroup, Inc.	6,373,529	341,749
JPMorgan Chase & Co.	4,515,550	235,260
Moody's Corp.	304,135	20,109
		931,481
Insurance - 4.7%
ACE Ltd.	424,763	25,256
AFLAC, Inc.	639,467	32,830
Allstate Corp.	804,394	50,130
AMBAC Financial Group, Inc. (d)	133,072	12,216
American International Group, Inc.	3,382,205	236,450
Aon Corp.	387,906	15,031
Assurant, Inc.	130,432	7,504
Cincinnati Financial Corp.	224,697	10,165
Genworth Financial, Inc. Class A (non-vtg.)	573,048	20,911
Hartford Financial Services Group, Inc.	416,301	42,130
Lincoln National Corp.	359,867	25,605
Loews Corp.	586,421	27,749
Marsh & McLennan Companies, Inc.	718,640	22,824
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	175,170	$ 12,185
MetLife, Inc.	978,512	64,288
Principal Financial Group, Inc.	348,257	22,111
Progressive Corp.	967,863	22,329
Prudential Financial, Inc.	609,726	57,924
SAFECO Corp.	137,244	9,160
The Chubb Corp.	531,189	28,594
The Travelers Companies, Inc.	878,314	47,517
Torchmark Corp.	127,387	8,701
UnumProvident Corp.	445,473	11,083
XL Capital Ltd. Class A	235,376	18,355
		831,048
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	126,856	7,015
Archstone-Smith Trust	286,506	14,930
AvalonBay Communities, Inc.	103,153	12,611
Boston Properties, Inc.	154,634	18,179
Developers Diversified Realty Corp.	164,821	10,730
Equity Residential (SBI)	382,238	17,747
Host Hotels & Resorts, Inc.	677,059	17,360
Kimco Realty Corp.	293,873	14,126
Plum Creek Timber Co., Inc.	230,508	9,151
ProLogis Trust	333,122	21,586
Public Storage, Inc.	159,490	14,884
Simon Property Group, Inc.	288,077	33,210
Vornado Realty Trust	169,498	20,108
		211,637
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	242,840	8,220
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	766,797	28,433
Fannie Mae	1,258,330	74,141
Freddie Mac	900,939	58,363
Hudson City Bancorp, Inc.	643,415	8,570
MGIC Investment Corp. (d)	107,956	6,651
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc.	469,460	$ 11,394
Washington Mutual, Inc.	1,155,796	48,520
		236,072
TOTAL FINANCIALS		3,714,405
HEALTH CARE - 12.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	1,517,763	97,349
Biogen Idec, Inc. (a)	445,187	21,017
Celgene Corp. (a)	490,840	30,020
Genzyme Corp. (a)	342,504	22,369
Gilead Sciences, Inc. (a)(d)	604,090	49,366
MedImmune, Inc. (a)	309,085	17,519
		237,640
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	70,643	4,156
Baxter International, Inc.	844,793	47,841
Becton, Dickinson & Co.	317,982	25,022
Biomet, Inc.	318,409	13,755
Boston Scientific Corp. (a)	1,539,621	23,772
C.R. Bard, Inc.	134,257	11,161
Hospira, Inc. (a)	202,749	8,221
Medtronic, Inc.	1,497,098	79,241
St. Jude Medical, Inc. (a)	447,532	19,150
Stryker Corp.	387,636	25,173
Varian Medical Systems, Inc. (a)	166,988	7,049
Zimmer Holdings, Inc. (a)	308,325	27,897
		292,438
Health Care Providers & Services - 2.2%
Aetna, Inc.	671,349	31,473
AmerisourceBergen Corp.	246,314	12,313
Cardinal Health, Inc.	520,406	36,402
CIGNA Corp.	126,719	19,716
Coventry Health Care, Inc. (a)	207,326	11,990
Express Scripts, Inc. (a)	176,335	16,849
Humana, Inc. (a)	216,747	13,707
Laboratory Corp. of America Holdings (a)	159,127	12,561
Manor Care, Inc.	94,742	6,148
McKesson Corp.	384,032	22,593
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	374,485	$ 29,217
Patterson Companies, Inc. (a)	180,884	6,523
Quest Diagnostics, Inc.	206,410	10,091
Tenet Healthcare Corp. (a)	613,113	4,549
UnitedHealth Group, Inc.	1,760,692	93,422
WellPoint, Inc. (a)	796,191	62,875
		390,429
Health Care Technology - 0.0%
IMS Health, Inc.	253,700	7,441
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	238,628	7,455
Millipore Corp. (a)	70,113	5,176
PerkinElmer, Inc.	158,386	3,833
Thermo Fisher Scientific, Inc. (a)	546,064	28,428
Waters Corp. (a)	131,997	7,845
		52,737
Pharmaceuticals - 6.4%
Abbott Laboratories	2,006,082	113,584
Allergan, Inc.	199,891	24,227
Barr Pharmaceuticals, Inc. (a)	138,650	6,705
Bristol-Myers Squibb Co.	2,625,438	75,770
Eli Lilly & Co.	1,282,648	75,843
Forest Laboratories, Inc. (a)	413,234	21,988
Johnson & Johnson	3,762,470	241,626
King Pharmaceuticals, Inc. (a)	316,174	6,466
Merck & Co., Inc.	2,816,549	144,883
Mylan Laboratories, Inc.	318,201	6,978
Pfizer, Inc.	9,213,389	243,786
Schering-Plough Corp.	1,934,151	61,371
Watson Pharmaceuticals, Inc. (a)	133,256	3,638
Wyeth	1,750,097	97,130
		1,123,995
TOTAL HEALTH CARE		2,104,680
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.4%
General Dynamics Corp.	527,469	41,406
Goodrich Corp.	162,995	9,265
Honeywell International, Inc.	1,039,951	56,345
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
L-3 Communications Holdings, Inc.	161,880	$ 14,558
Lockheed Martin Corp.	461,371	44,356
Northrop Grumman Corp.	455,360	33,533
Raytheon Co.	580,076	31,057
Rockwell Collins, Inc.	218,710	14,363
The Boeing Co.	1,026,089	95,426
United Technologies Corp.	1,294,577	86,905
		427,214
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	225,035	12,030
FedEx Corp.	399,271	42,099
United Parcel Service, Inc. Class B	1,386,454	97,648
		151,777
Airlines - 0.1%
Southwest Airlines Co. (d)	1,025,006	14,709
Building Products - 0.2%
American Standard Companies, Inc.	227,126	12,506
Masco Corp.	509,102	13,853
		26,359
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.	331,508	4,432
Avery Dennison Corp.	119,127	7,410
Cintas Corp.	176,485	6,613
Equifax, Inc.	162,324	6,460
Monster Worldwide, Inc. (a)	167,038	7,024
Pitney Bowes, Inc.	286,397	13,747
R.R. Donnelley & Sons Co.	283,931	11,414
Robert Half International, Inc.	218,373	7,272
Waste Management, Inc.	693,030	25,926
		90,298
Construction & Engineering - 0.1%
Fluor Corp.	114,322	10,931
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	237,245	11,805
Emerson Electric Co.	1,037,306	48,743
Rockwell Automation, Inc.	215,378	12,824
		73,372
Industrial Conglomerates - 3.8%
3M Co.	954,093	78,970
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	13,368,646	$ 492,768
Textron, Inc.	162,874	16,559
Tyco International Ltd.	2,570,508	83,876
		672,173
Machinery - 1.6%
Caterpillar, Inc.	839,587	60,971
Cummins, Inc.	135,467	12,485
Danaher Corp.	309,423	22,028
Deere & Co.	294,923	32,265
Dover Corp.	266,126	12,806
Eaton Corp.	190,068	16,956
Illinois Tool Works, Inc.	537,611	27,585
Ingersoll-Rand Co. Ltd. Class A	400,159	17,867
ITT Corp.	236,343	15,081
PACCAR, Inc.	322,756	27,105
Pall Corp.	159,911	6,708
Parker Hannifin Corp.	150,508	13,868
Terex Corp. (a)	133,386	10,384
		276,109
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	466,667	40,852
CSX Corp.	567,856	24,514
Norfolk Southern Corp.	516,104	27,477
Ryder System, Inc.	78,938	4,155
Union Pacific Corp.	351,993	40,215
		137,213
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	93,100	7,692
TOTAL INDUSTRIALS		1,887,847
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.6%
ADC Telecommunications, Inc. (a)	152,458	2,805
Avaya, Inc. (a)	589,363	7,615
Ciena Corp. (a)(d)	110,655	3,227
Cisco Systems, Inc. (a)	7,852,384	209,973
Corning, Inc. (a)	2,040,694	48,405
JDS Uniphase Corp. (a)	274,558	4,525
Juniper Networks, Inc. (a)(d)	740,036	16,547
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	3,107,663	$ 53,856
QUALCOMM, Inc.	2,153,566	94,326
Tellabs, Inc. (a)	568,542	6,038
		447,317
Computers & Peripherals - 3.7%
Apple, Inc. (a)	1,120,486	111,825
Dell, Inc. (a)	2,953,226	74,451
EMC Corp. (a)	2,740,676	41,603
Hewlett-Packard Co.	3,479,532	146,627
International Business Machines Corp.	1,957,272	200,053
Lexmark International, Inc. Class A (a)(d)	124,816	6,802
NCR Corp. (a)	232,710	11,729
Network Appliance, Inc. (a)	482,398	17,950
QLogic Corp. (a)	206,780	3,697
SanDisk Corp. (a)	295,585	12,843
Sun Microsystems, Inc. (a)	4,681,181	24,436
		652,016
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	524,773	18,036
Jabil Circuit, Inc.	240,109	5,595
Molex, Inc.	184,317	5,507
Sanmina-SCI Corp. (a)	689,105	2,377
Solectron Corp. (a)	1,175,304	3,937
Tektronix, Inc.	106,237	3,122
		38,574
Internet Software & Services - 1.4%
eBay, Inc. (a)	1,477,187	50,136
Google, Inc. Class A (sub. vtg.) (a)	282,983	133,393
VeriSign, Inc. (a)	318,694	8,716
Yahoo!, Inc. (a)	1,587,221	44,506
		236,751
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	128,594	7,704
Automatic Data Processing, Inc.	715,406	32,022
Cognizant Technology Solutions Corp. Class A (a)	185,498	16,584
Computer Sciences Corp. (a)	225,191	12,507
Convergys Corp. (a)	177,663	4,488
Electronic Data Systems Corp.	668,796	19,556
Fidelity National Information Services, Inc.	211,626	10,693
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.	978,932	$ 31,717
Fiserv, Inc. (a)	221,775	11,792
Paychex, Inc.	440,959	16,360
The Western Union Co.	1,003,596	21,126
Unisys Corp. (a)	448,849	3,519
		188,068
Office Electronics - 0.1%
Xerox Corp. (a)(d)	1,233,718	22,824
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	721,438	9,970
Altera Corp.	463,519	10,448
Analog Devices, Inc.	433,854	16,755
Applied Materials, Inc.	1,816,015	34,904
Broadcom Corp. Class A (a)(d)	613,026	19,954
Intel Corp.	7,497,424	161,195
KLA-Tencor Corp.	259,655	14,424
Linear Technology Corp. (d)	389,107	14,560
LSI Logic Corp. (a)(d)	1,001,163	8,510
Maxim Integrated Products, Inc.	416,915	13,225
Micron Technology, Inc. (a)(d)	981,277	11,255
National Semiconductor Corp.	368,724	9,697
Novellus Systems, Inc. (a)(d)	163,483	5,292
NVIDIA Corp. (a)	462,229	15,203
PMC-Sierra, Inc. (a)(d)	276,121	2,134
Teradyne, Inc. (a)	246,702	4,305
Texas Instruments, Inc.	1,876,537	64,497
Xilinx, Inc.	431,442	12,719
		429,047
Software - 3.2%
Adobe Systems, Inc. (a)	765,026	31,794
Autodesk, Inc. (a)	301,223	12,431
BMC Software, Inc. (a)	265,166	8,583
CA, Inc.	534,765	14,578
Citrix Systems, Inc. (a)	234,771	7,654
Compuware Corp. (a)	421,533	4,161
Electronic Arts, Inc. (a)	403,073	20,319
Intuit, Inc. (a)	445,358	12,670
Microsoft Corp.	11,202,892	335,415
Novell, Inc. (a)	440,733	3,217
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	5,187,598	$ 97,527
Symantec Corp. (a)	1,202,001	21,155
		569,504
TOTAL INFORMATION TECHNOLOGY		2,584,101
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	281,395	21,527
Ashland, Inc.	72,474	4,345
Dow Chemical Co.	1,246,972	55,627
E.I. du Pont de Nemours & Co.	1,201,415	59,074
Eastman Chemical Co.	108,734	7,361
Ecolab, Inc.	231,345	9,946
Hercules, Inc. (a)	151,350	2,851
International Flavors & Fragrances, Inc.	101,537	4,942
Monsanto Co.	706,589	41,682
PPG Industries, Inc.	213,179	15,686
Praxair, Inc.	416,499	26,885
Rohm & Haas Co.	185,038	9,468
Sigma Aldrich Corp.	171,693	7,225
		266,619
Construction Materials - 0.1%
Vulcan Materials Co. (d)	123,519	15,276
Containers & Packaging - 0.2%
Ball Corp.	134,020	6,793
Bemis Co., Inc.	135,974	4,517
Pactiv Corp. (a)	172,754	5,974
Sealed Air Corp.	209,759	6,901
Temple-Inland, Inc.	136,703	8,098
		32,283
Metals & Mining - 0.9%
Alcoa, Inc.	1,130,447	40,120
Allegheny Technologies, Inc.	132,585	14,529
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	487,302	32,727
Newmont Mining Corp.	586,263	24,447
Nucor Corp.	391,487	24,844
United States Steel Corp.	154,041	15,641
		152,308
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
International Paper Co.	588,390	$ 22,194
MeadWestvaco Corp.	237,213	7,913
Weyerhaeuser Co.	274,584	21,753
		51,860
TOTAL MATERIALS		518,346
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	8,117,736	314,319
CenturyTel, Inc.	144,792	6,668
Citizens Communications Co.	440,387	6,857
Embarq Corp.	195,702	11,750
Qwest Communications International, Inc. (a)(d)	2,039,186	18,108
Verizon Communications, Inc.	3,783,026	144,436
Windstream Corp.	619,785	9,061
		511,199
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	468,329	29,360
Sprint Nextel Corp.	3,773,437	75,582
		104,942
TOTAL TELECOMMUNICATION SERVICES		616,141
UTILITIES - 3.7%
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	213,788	11,429
American Electric Power Co., Inc.	515,700	25,898
Duke Energy Corp.	1,634,321	33,536
Edison International	423,573	22,174
Entergy Corp.	257,814	29,169
Exelon Corp.	871,242	65,700
FirstEnergy Corp.	414,986	28,402
FPL Group, Inc.	527,289	33,942
Pinnacle West Capital Corp.	130,021	6,279
PPL Corp.	500,644	21,833
Progress Energy, Inc.	334,256	16,897
Southern Co.	973,214	36,778
		332,037
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Nicor, Inc.	58,388	$ 2,992
Questar Corp.	111,734	10,853
		13,845
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	863,482	18,988
Constellation Energy Group, Inc.	234,894	20,934
Dynegy, Inc. (a)	522,994	4,921
TXU Corp.	597,039	39,154
		83,997
Multi-Utilities - 1.2%
Ameren Corp.	268,592	14,120
CenterPoint Energy, Inc. (d)	416,121	7,836
CMS Energy Corp.	290,245	5,375
Consolidated Edison, Inc.	334,956	17,170
Dominion Resources, Inc.	453,682	41,376
DTE Energy Co.	230,271	11,649
Integrys Energy Group, Inc.	97,711	5,482
KeySpan Corp.	228,274	9,453
NiSource, Inc.	356,023	8,755
PG&E Corp.	456,081	23,078
Public Service Enterprise Group, Inc.	328,617	28,409
Sempra Energy	341,810	21,698
TECO Energy, Inc.	272,478	4,891
Xcel Energy, Inc.	530,101	12,770
		212,062
TOTAL UTILITIES		641,941
TOTAL COMMON STOCKS (Cost $12,104,407)		17,226,284
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.97% 6/21/07 (e) (Cost $16,383)	$ 16,500	16,389
Money Market Funds - 3.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.29% (b)	272,880,620	$ 272,881
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	369,479,690	369,480
TOTAL MONEY MARKET FUNDS (Cost $642,361)		642,361
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $12,763,151)		17,885,034
NET OTHER ASSETS - (2.1)%		(362,083)
NET ASSETS - 100%		$ 17,522,951
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
801 S&P 500 Index Contracts	June 2007	$ 298,052	$ 15,266

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,369,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,818
Fidelity Securities Lending Cash Central Fund	759
Total	$ 15,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007

Assets
Investment in securities, at value (including securities loaned of $357,282) - See accompanying schedule: Unaffiliated issuers (cost $12,120,790)	$ 17,242,673
Fidelity Central Funds (cost $642,361)	642,361
Total Investments (cost $12,763,151)		$ 17,885,034
Receivable for fund shares sold		15,001
Dividends receivable		14,146
Distributions receivable from Fidelity Central Funds		1,219
Other receivables		203
Total assets		17,915,603

Liabilities
Payable for fund shares redeemed	$ 19,067
Accrued management fee	1,010
Payable for daily variation on futures contracts	2,745
Other affiliated payables	211
Other payables and accrued expenses	139
Collateral on securities loaned, at value	369,480
Total liabilities		392,652

Net Assets		$ 17,522,951
Net Assets consist of:
Paid in capital		$ 12,369,052
Undistributed net investment income		106,422
Accumulated undistributed net realized gain (loss) on investments		(89,672)
Net unrealized appreciation (depreciation) on investments		5,137,149
Net Assets		$ 17,522,951

Investor Class: Net Asset Value, offering price and redemption price per share ($8,370,411 ÷ 81,314 shares)		$ 102.94

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($9,152,540 ÷ 88,903 shares)		$ 102.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2007

Investment Income
Dividends		$ 281,208
Interest		808
Income from Fidelity Central Funds		15,577
Total income		297,593

Expenses
Management fee	$ 10,672
Transfer agent fees	2,251
Independent trustees' compensation	50
Depreciation in deferred trustee compensation account	(1)
Miscellaneous	38
Total expenses before reductions	13,010
Expense reductions	(116)	12,894
Net investment income (loss)		284,699
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,950
Futures contracts	23,955
Total net realized gain (loss)		80,905
Change in net unrealized appreciation (depreciation) on: Investment securities	1,843,649
Futures contracts	15,150
Total change in net unrealized appreciation (depreciation)		1,858,799
Net gain (loss)		1,939,704
Net increase (decrease) in net assets resulting from operations		$ 2,224,403

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2007	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 284,699	$ 235,233
Net realized gain (loss)	80,905	364,657
Change in net unrealized appreciation (depreciation)	1,858,799	1,264,489
Net increase (decrease) in net assets resulting from operations	2,224,403	1,864,379
Distributions to shareholders from net investment income	(244,810)	(210,865)
Share transactions - net increase (decrease)	1,532,946	324,647
Redemption fees	93	354
Total increase (decrease) in net assets	3,512,632	1,978,515

Net Assets
Beginning of period	14,010,319	12,031,804
End of period (including undistributed net investment income of $106,422 and undistributed net investment income of $91,024, respectively)	$ 17,522,951	$ 14,010,319

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 90.83	$ 80.02	$ 76.63	$ 63.37	$ 74.28
Income from Investment Operations
Net investment income (loss) B	1.75	1.51	1.54 E	1.10	1.02
Net realized and unrealized gain (loss)	11.87	10.68	3.26	13.18	(10.95)
Total from investment operations	13.62	12.19	4.80	14.28	(9.93)
Distributions from net investment income	(1.51)	(1.38)	(1.41)	(1.02)	(.99)
Redemption fees added to paid in capital B	- G	- G	- G	- G	.01
Net asset value, end of period	$ 102.94	$ 90.83	$ 80.02	$ 76.63	$ 63.37
Total Return A	15.14%	15.34%	6.25%	22.65%	(13.38)%
Ratios to Average Net Assets C, F
Expenses before reductions	.10%	.10%	.32%	.39%	.41%
Expenses net of fee waivers, if any	.10%	.10%	.13%	.19%	.19%
Expenses net of all reductions	.10%	.10%	.13%	.19%	.19%
Net investment income (loss)	1.86%	1.77%	1.94% E	1.51%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$ 8,370	$ 7,247	$ 12,032	$ 10,194	$ 7,270
Portfolio turnover rate D	5%	7%	4%	4%	9%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 90.84	$ 82.30
Income from Investment Operations
Net investment income (loss) D	1.78	.87
Net realized and unrealized gain (loss)	11.87	8.61
Total from investment operations	13.65	9.48
Distributions from net investment income	(1.54)	(.94)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 102.95	$ 90.84
Total Return B, C	15.18%	11.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	1.89%	1.81% A
Supplemental Data
Net assets, end of period (in millions)	$ 9,153	$ 6,763
Portfolio turnover rate F	5%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,899,765
Unrealized depreciation	(855,551)
Net unrealized appreciation (depreciation)	5,044,214
Undistributed ordinary income	93,553
Undistributed long-term capital gain	2,518

Cost for federal income tax purposes	$ 12,840,820

The tax character of distributions paid was as follows:

	April 30, 2007	April 30, 2006
Ordinary Income	$ 244,810	$ 210,865

Short-Term Trading (Redemption) Fees. During the period, shares held in the Fund less than 90 days were subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. On July 20, 2006, the Board of Trustees approved the removal of the redemption fee beginning July 24, 2006 for shares redeemed from accounts held directly with Fidelity, and on or before September 1, 2006 for shares redeemed through intermediaries.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, U.S. government securities, and in-kind transactions, aggregated $2,094,278 and $702,257, respectively.

Securities received and delivered on an in-kind basis aggregated $23,992 and $32,463, respectively. Realized gain (loss) of $21,508 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $759.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $43 and reduced transfer agent fee by $73.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,
	2007	2006 A
From net investment income
Investor Class	$ 119,726	$ 144,378
Fidelity Advantage Class	125,084	66,487
Total	$ 244,810	$ 210,865

A Distributions for Fidelity Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2007	2006 A	2007	2006 A
Investor Class
Shares sold	19,535	20,789	$ 1,872,112	$ 1,770,157
Conversions to Fidelity Advantage Class	-	(66,836)	-	(5,500,576)
Reinvestment of distributions	1,196	1,596	113,390	135,676
Shares redeemed	(19,201)	(26,132)	(1,827,866)	(2,247,074)
Net increase (decrease)	1,530	(70,583)	$ 157,636	$ (5,841,817)
Fidelity Advantage Class
Shares sold	27,389	13,911	$ 2,605,292	$ 1,220,593
Conversions to Fidelity Advantage Class	-	66,836	-	5,500,576
Reinvestment of distributions	1,180	689	112,087	60,215
Shares redeemed	(14,119)	(6,983)	(1,342,069)	(614,920)
Net increase (decrease)	14,450	74,453	$ 1,375,310	$ 6,166,464

A Share transactions for Fidelity Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Spartan 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Spartan 500 Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan 500 Index Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 314 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1974

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-
2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-
present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Commonwealth Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Spartan 500 Index. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Spartan 500 Index. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-
present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Spartan 500 Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Spartan 500 Index. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Spartan 500 Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Spartan 500 Index. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan 500 Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan 500 Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan 500 Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-
2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan 500 Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan 500 Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan 500 Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan 500 Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Spartan 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/04/07	06/01/07	$ .55	$.01
Fidelity Advantage Class	06/04/07	06/01/07	$ .5637	$.01

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2007, $2,870,000, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class and Fidelity Advantage Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor Class and Fidelity Advantage Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMI-UANN-0607
1.784730.104

Item 2. Code of Ethics

As of the end of the period, April 30, 2007, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Retirement Fund, Fidelity Small Cap Stock Fund and Spartan 500 Index Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Large Cap Stock Fund	$41,000	$35,000
Fidelity Mid-Cap Stock Fund	$53,000	$45,000
Fidelity Small Cap Retirement Fund	$42,000	$37,000
Fidelity Small Cap Stock Fund	$48,000	$42,000
Spartan 500 Index Fund	$58,000	$52,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,900,000	$5,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended April 30, 2007 and April 30, 2006 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Large Cap Stock Fund	$0	$0
Fidelity Mid-Cap Stock Fund	$0	$0
Fidelity Small Cap Retirement Fund	$0	$0
Fidelity Small Cap Stock Fund	$0	$0
Spartan 500 Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Large Cap Stock Fund	$4,200	$4,000
Fidelity Mid-Cap Stock Fund	$4,200	$4,000
Fidelity Small Cap Retirement Fund	$4,200	$3,800
Fidelity Small Cap Stock Fund	$4,200	$4,000
Spartan 500 Index Fund	$4,200	$4,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Large Cap Stock Fund	$0	$0
Fidelity Mid-Cap Stock Fund	$0	$0
Fidelity Small Cap Retirement Fund	$0	$0
Fidelity Small Cap Stock Fund	$0	$0
Spartan 500 Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$275,000	$160,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate fees billed by Deloitte Entities of $720,000A and $530,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$295,000	$180,000
Non-Covered Services	$425,000	$350,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 15, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 15, 2007